Filed with the Securities and Exchange Commission on April 27, 2022
Registration No. 333-59103
Registration No. 811-03989
UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 36	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 100	/ X /
(Check appropriate box or boxes.)

Northwestern Mutual Variable Life Account
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-1209
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account under flexible premium variable joint life insurance policies.

Variable Joint Life
Issued by The Northwestern Mutual Life Insurance Company and the Northwestern Mutual Variable Life Account
Prospectus May 1, 2022
This prospectus (the "Prospectus") describes a flexible premium variable joint life insurance policy with insurance payable on second death (the “Policy”). You may choose to invest your Net Premiums in up to 30 Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Please note that the Policy and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policy and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.
This Policy is subject to the law of the state in which it is issued. Some of the terms of the Policy may differ from the terms of the Policy delivered in another state because of state specific legal requirements but all material state variations are described in this Prospectus. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this Prospectus are defined at the end of this Prospectus in the Glossary of terms. “Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this Prospectus mean The Northwestern Mutual Life Insurance Company.
Please carefully read this Prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in these prospectuses.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.
We no longer issue the Policy described in this Prospectus. The variable life insurance policies we presently offer are described in separate prospectuses.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’S Staff and is available at Investor.gov.
As permitted by regulations adopted by the SEC, paper copies of your underlying Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your Portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your Policy.

Important Information You Should Consider About the Policy
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy in the first ten Policy Years you will be assessed a surrender charge of up to 50% of the Target Premium.
For example, if you surrender your Policy and your total Target Premium amount was $100,000, you could pay a surrender charge of up to $50,000.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Fee for Transfer of Assets, Withdrawals or Change of Specified Amount)
Transaction Charges
In addition to surrender and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, changes to your death benefit option or Specified Amount, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2021, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options ( Portfolio company fees and expenses)	0.21%	1.28%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			Risks of the Policy –Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 10 Policy Years and the value of your Policy and death benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy – Policy for Long-Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (
Portfolios) available under the Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Risks of the Policy –Investment Risk and the Northwestern Mutual section
1Variable Joint Life Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Risks of the Policy –Policy Lapse Information About the Policy – Termination and Reinstatement
RESTRICTIONS
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer accumulated amounts among
Divisions. However, we reserve the right to charge $25 for each transfer after
12 transfers in a Policy Year. You may invest in up to 30 Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio.

Information about
the Policy – Other
Policy Transactions
(Transfers and
Short-Term and
Excessive Trading)
Fee and Expense
Tables –
Transactions Fees
(Fee for Transfer of
Assets, Withdrawals
or Change of
Specified Amount)

Information about
the Policy – Other
Policy Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
If available, optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes
(e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.
Information about the Policy—Other Benefits Available Under the Policy
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policy to new owners. Your Policy wass sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-
dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on your Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend the Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policy Also see Charges and Expenses – Commissions Paid to Financial Representatives
Exchanges
We no longer issue the Policy to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
Variable Joint Life Prospectus
2

Overview of the Policy
What is the Policy, and what is it designed to do?
The Policy is a joint flexible premium variable universal life insurance policy, the purpose of which is primarily to provide life insurance protection (i.e., a death benefit) upon death of the second insured, while providing the long-term accumulation of assets through allocations to a variety of Divisions. The Policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. You may want to consult your financial or tax advisor.
In exchange for your Premium Payments, upon the death of the second Insured, we will pay the Death Benefit to your beneficiary based on one of three death benefit options available under the Policy. Subject to certain limitations, you can change the Death Benefit option you selected. (See “Death Benefit – Death Benefit Changes" in the Prospectus for more information.)
How are Premium Payments treated under the Policy?
We no longer issue the Policy to new owners. Current owners must make sufficient Premium Payments to keep the Policy in force. There is no required schedule or amount of Premium Payments but the investment results of the Divisions to which your Net Premium(s) is allocated will affect the Premium Payments you are required to make to keep your Policy in force.
When a Premium Payment is received in Good Order at our Home Office after the Policy is in-force, we deduct a premium tax charge, federal deferred acquisition cost charge and sales load to cover taxes and acquisition and distribution expenses, respectively, and the remaining amount, known as the Net Premium(s), is allocated among the Divisions, according to your current allocation instructions in the Application or supplement to the Application.
Investments in the Policy’s Divisions are held in the Separate Account which is an account separate from our General Account assets. We have established a segment within the Separate Account to receive and invest Net Premium(s) for the Policy. Currently, the Policy segment is divided into over 40 Separate Account Divisions. Each Division purchases shares in a corresponding Portfolio. Information about each corresponding Portfolio is provided at the back of this document. See APPENDIX A: Portfolios Available under Your Policy.
Payment of insufficient premiums may result in the Policy terminating or lapsing.
Q. What are the primary features and options that the Variable Joint Life Policy offers?
A.
Choice of Death Benefit Options. You may choose among three Death Benefit options, a death benefit based on the Specified Amount (Option A), on the Specified Amount plus Policy Value (Option B) or on the Specified Amount plus Premiums Paid (Option C). In addition to the three Death Benefit Options, there is also a Minimum Death Benefit that may be applied. See the Death Benefit section in the Prospectus for more information.
B.
Surrenders and Withdrawals. You may surrender your Policy, and we will pay you its Cash Value (Policy Value less any Policy Debt and any surrender charge). You may also withdraw a part of the Policy Value. A withdrawal reduces the Policy Value, may reduce the Specified Amount of the Policy and therefore the Death Benefit, may impact the Death Benefit Guarantee, and may increase the risk that the Policy will terminate or lapse. Surrenders and withdrawals are subject to charges and may have adverse tax consequences.
C.
Loans. You may take a loan on the Policy that when added to existing Policy Debt does not exceed the Loan Value of the Policy. The Policy secures the loan. Taking a loan will reduce Cash Value and the Death Benefit, may have adverse tax consequences and will increase the risk that your Policy may terminate or lapse.
D.
Transfers. Generally, you may transfer accumulated amounts among the Divisions. We also offer four asset allocation models and two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing.
E.
Collateral Assignment. Subject to our approval, you may generally assign the Policy as collateral for a loan or other obligation.
F.
Tax Treatment. You are generally not taxed on the Policy’s earnings until you withdraw Policy Value from your Policy. This is known as tax deferral.
G.
Additional Benefits. There are additional benefits you may add to your Policy. An additional charge may apply if you elect an additional benefit. The additional benefits available with this Policy are listed in the “Other Benefits Available under the Policy” section of the Prospectus, and include the following:
•
Income Plans – In lieu of a lump sum payment, the Death Benefit and surrender proceeds may be payable in monthly (or less frequent) payments over a period of time
•
Right to Exchange for a Fixed Benefit Policy – Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
•
Dollar Cost Averaging – On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected
3Variable Joint Life Prospectus

•
Portfolio Rebalancing – Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions
•
Allocation Models – Models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance
Fee and Expense Tables
The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
Transaction Fees
The table below describes the fees and expenses that are payable when you make Premium Payments, surrender the Policy, make withdrawals, transfer Invested Assets among investment options, or make certain changes to the Policy. Certain fees applicable to your Policy may depend on your Policy Anniversary. Please see “Policy Anniversary” in the Glossary of Terms to help you understand how it will affect the charges applicable to your Policy.
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	3.6% of the premium (includes both “Premium Tax Charge” and “Federal Deferred Acquisition Cost Charge”)	2% of the premium[1]
Federal Deferred Acquisition Cost Charge[2]	Upon each Premium Payment		0.80% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current amount	Up to 6.4% of Target Premium for the first 10 Policy Years; up to 2.4% thereafter[3]and on all premiums in excess of Target Premium for all Policy Years
Fee for Transfer of Assets, Withdrawals or Change of Specified Amount	When you make more than 12 transfers of assets among the Separate Account Divisions in a Policy Year, make withdrawals or change the Specified Amount more than once in a Policy Year	$25	Currently waived
Fee for Change in the Death Benefit Option	Upon a change in the Death Benefit option	$250	Currently waived
Surrender Charge	Upon surrender during the first ten Policy Years	$50 per $1,000 of initial Specified Amount for any combination of Issue Age, sex, and underwriting classification	50% of the premiums paid in the first Policy Year grading to zero at the end of the tenth Policy Year[4]
Expedited Delivery Charge[5]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[6]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[5]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[6]	$25 per transfer (up to $50 for international wires)
1
See “Information about the Policy—Premiums” for more information.
2
This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.
3
The sales load in Policy Years 1-10 is applied to the premiums paid up to the Target Premium. All other premiums are charged a 2.4% sales load. The Target Premium is a hypothetical annual premium, which varies based on factors including but not limited to the initial Specified Amount and the characteristics of the Insured persons, such as Issue Age, sex and underwriting classification. Please see “Target Premium” in the Glossary of Terms.
Variable Joint Life Prospectus
4

4
The surrender charge percentage is applied to the premiums actually paid during the first Policy Year or the Target Premium, whichever is less. The percentage remains level during Policy Year one, and declines monthly to zero during Policy Years two through ten. For more information on the surrender charge, see “Charges and Expenses – Surrender Charge” in this prospectus. The “Schedule of Maximum Charges” to your Policy will indicate the maximum surrender charges applicable to your Policy.
5
This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
6
The Maximum Guaranteed Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Maximum Guaranteed Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. ”CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Periodic Charges (Other than Portfolio Operating Expenses)1
The table below describes the fees and expenses, other than operating expenses for the Portfolios that you will pay periodically during the time that you own the Policy. Certain fees applicable to your Policy may depend on your Policy Anniversary. Please see and “Policy Anniversary” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Monthly Policy Charge—Cost of Insurance Charge[2,3]
Maximum Charge[4]	Monthly, on each Monthly Processing Date	Same as current amount	$1,000 per year per $1,000 of net amount at risk
Minimum Charge[5]	Monthly, on each Monthly Processing Date	Same as current amount	$0.001 per year per $1,000 of net amount at risk
Charge for one male and one female Insured, Issue Ages 44, Select Non- Smoker underwriting classification in the twenty- second Policy Year (varies by Policy Year)[6]	Monthly, on each Monthly Processing Date	$4 per year per $1,000 of net amount at risk in the twenty- second Policy Year[7]	$0.26 per year per $1,000 of net amount at risk in the twenty-second Policy Year[6]
Monthly Policy Charge—Mortality and Expense Risk Charge
Mortality and Expense Risk Charge—Invested Assets Component[8]	Monthly, on each Monthly Processing Date	0.90% annually (monthly rate of 0.075%) of the Policy Value, less any Policy Debt	0.12% annually (monthly rate of 0.01%) of the Policy Value less any Policy Debt
Mortality and Expense Risk Charge—Specified Amount Component[3]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[8]		Same as current amount	Monthly rate of $0.14 per $1,000 of initial Specified Amount
Minimum Charge[9]		Same as current amount	Monthly rate of $0.003 per $1,000 of initial Specified Amount
Charge for Insureds Issue Ages 44		Same as current amount	Monthly rate of $0.03 per $1,000 of initial Specified Amount
Monthly Policy Charge— Administrative Charge	Monthly, on each Monthly Processing Date	$8 (monthly)	$8 (monthly)
Monthly Policy Charge—Underwriting and Issue Charge[3,10]
Maximum Charge[11]	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.04 per $1,000 of initial Specified Amount
Minimum Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.02 per $1,000 of initial Specified Amount
5Variable Joint Life Prospectus

Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Charge for Insureds Issue Ages 44, Select Non- Smoker underwriting classification	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.02 per $1,000 of initial Specified Amount
Monthly Policy Charge—Deferred Sales Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount
7.5% annually (monthly rate of 0.625%) for the
first ten Policy Years. (The charge for each Policy
Year is applied to the cumulative amount of
premiums paid during the first Policy Year, up to
the Target Premium.)

Monthly Policy Charge—Charge for Expenses and Taxes Associated with Any Policy Debt[13]	Monthly, on each Monthly Processing Date when there is Policy Debt	2% annually (monthly rate of 0.16667%) of outstanding Policy Debt	0.95% annually (monthly rate of 0.07917%) of outstanding Policy Debt for the first ten Policy Years; 0. 40% annually (monthly rate of 0.03333%) thereafter
1
The charges described in this table may vary based upon factors including but not limited to one or more of the following characteristics: Insureds’ Issue Ages, sex, and underwriting classifications; initial Specified Amount; Target Premium; Policy Date and Policy Year. All charges in the table expressed in dollars have been rounded to the nearest dollar, where appropriate, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary.
2
The Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the Death Benefit and the Policy Value. The cost of insurance rate reflects factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons, the Policy Date and Policy Year. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
3
The charge varies based on individual characteristics. The rates shown in the table may not be representative of the charge a particular Owner may pay. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
4
The maximum Cost of Insurance Charge assumes that the Insureds have the following characteristics: one male and one female, Attained Age 100 of the younger Insured, both substandard underwriting classification. The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
5
The minimum Cost of Insurance Charge assumes that the Policy is in the first Policy Year, and that the Insureds have the following characteristics: both female, both Issue Age 20, both Premier Non-Tobacco classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
6
Generally, the cost of insurance rate will increase each Policy Year.
7
The maximum guaranteed cost of insurance rate will exceed the current rate in most Policy Years. Generally, the rate will increase each Policy Year.
8
The maximum Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 75 and older.
9
The minimum Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 25 and younger.
10
The charge may not exceed $900-$2,100 annually ($75-$175 monthly amount) based on the underwriting classification of the Insureds on the Date of Issue. This charge is based on the underwriting classification of the Insureds on the Date of Issue, subject to a maximum amount not to exceed $900-$2,100 ($75-$175 monthly amount), which is based on underwriting classification.
11
The maximum Underwriting and Issue Charge assumes that the Insureds have the following characteristic: substandard underwriting classification.
12
The minimum Underwriting and Issue Charge assumes that the Insureds have the following characteristic: standard underwriting classification.
13
The charge is applied to the Policy Debt. It is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 5%. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the 5% Policy loan interest rate. When the younger insured is at or above Attained Age 100 (or would be, if alive), the current Charge for Expenses and Taxes Associated with Any Policy Debt is 0.00%
Annual Portfolio Operating Expenses
The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2021 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.19%	1.12%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.
Variable Joint Life Prospectus
6

For more information about voluntary fee waivers that may be in place, see the “Charges and Expenses” section.
7Variable Joint Life Prospectus

Risks of the Policy
Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. The value of your Policy and Death Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Investment Risk Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed and you can lose money. You may be required to pay more premiums than originally planned in order to keep the Policy in force.
A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Policy Lapse Insufficient Premiums, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Value (which takes into account any applicable surrender charge) is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period. If your Policy enters a grace period, we will notify you that the Policy will lapse at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Policy Value while there is Policy Debt. The Death Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Value and increases the risk that your Policy will lapse.
Limitations on Access to Your Values Accessing your Policy's value may have tax consequences. We will deduct a surrender charge if you surrender your Policy in the first ten Policy Years. Even if your Policy has value it is possible that you will receive no Cash Value if you surrender the Policy in the first ten Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Even if you do not ask to surrender the Policy, surrender charges may play a role in determining whether the Policy will enter a grace period (and possibly lapse). See "Policy Lapse" above. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Policy Value and Death Benefit. The minimum amount of a withdrawal is $250.

Following a withdrawal, remaining Cash Value must be at least three times current monthly charges.
Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to an additional 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).
Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels , based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws.
8

Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.
Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Northwestern Mutual
The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Its total assets were over $334 billion as of December 31, 2021. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policy. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.
9Variable Joint Life Prospectus

Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.
Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:
•
operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
•
invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;
•
transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;
•
on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);
•
register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
•
create new separate accounts;
•
add, delete or make changes to the securities and other assets held or purchased by the Separate Account;
•
restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and
•
make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.
The Funds
A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.
The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Each Portfolio has a prospectus that contains more detailed information about the Portfolio. Read the prospectuses for the Portfolios carefully before investing. You can find these documents online at
Variable Joint Life Prospectus
10

www.nmprospectus.com, by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive
The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.
Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.
Information About the Policy
We are no longer issuing this Policy.
This prospectus describes the material provisions of the Policy. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.
Availability Limitations
Generally, the Policy was available for Insureds between Issue Ages 20-85. A minimum Specified Amount of at least $1,000,000 was required if the older Insured’s Issue Age was 20-49 and $500,000 if the older Insured’s Issue Age was 50-85.
Premiums
The Policy permits you to pay premiums at any time before the Policy Anniversary that is nearest the 95th birthday of the younger Insured and in any amounts within the limits described in this section.
11Variable Joint Life Prospectus

We used the Specified Amount you selected when you purchased the Policy to determine the minimum initial premium required to put your Policy in force. The minimum initial premium varies with factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured persons.
After a Policy is issued, there are no minimum premiums, except that we will not accept a premium of less than $25. The Policy will remain in force during the lifetime of at least one of the Insured persons so long as the Cash Value is sufficient to pay the Monthly Policy Charge. If there is Policy Debt, payments at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments.
The Policy sets no maximum on premiums, but we will accept a premium that would increase the net amount at risk only if the insurance, as increased, will be within our issue limits, the Insureds meet our insurability requirements and we receive the premium prior to the Policy anniversary nearest the older Insured’s 85th birthday. If you have elected the Guideline Premium/Cash Value Corridor Test (see “Death Benefit—Minimum Death Benefit”), we will not accept a premium if it would disqualify the Policy as life insurance for federal income tax purposes. We will accept a premium, however, even if it would cause the Policy to be classified as a MEC. (See “Tax Considerations”).
You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). Net Premiums are placed in the Separate Account on the date we receive your Premium Payment in Good Order at our Home Office and are credited at the Unit Value determined as of the date of receipt. Premiums received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If received on or after the close of trading on a Valuation Date, or on a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value.
We have the right to limit or refund a Premium Payment or make distributions from the Policy as necessary to continue to qualify the Policy as life insurance under federal tax law, including the classification of your Policy as a modified endowment contract. If mandated under applicable law, we may be required to reject a Premium Payment. We may accept a premium at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on your or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions. Excess payment amounts are applied once instructions are received in Good Order.
We may also be required to provide information about you and your account to government regulators. Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocating Premiums to the Separate Account”).
Allocating Premiums to the Separate Account
Net Premiums are allocated into the Divisions as you directed in the Application for your Policy or in subsequent requests to change your allocations. You may invest in up to 30 Divisions at a time. You may change your allocation for future Net Premiums at any time. The change will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request with our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. You should periodically review your allocation instructions in light of market conditions
Variable Joint Life Prospectus
12

and your overall life insurance and financial objectives. Your Financial Representative may provide us with instructions on your behalf involving the allocation of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading.
You may request allocation changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with allocation changes on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit allocation instructions via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.
Policy Value
The Policy Value is the cumulative amount invested, less withdrawals, adjusted for daily investment results and interest on Policy Debt, and reduced by the current monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt.
Cash Value
You may surrender a Policy for the Cash Value at any time during the lifetime of at least one of the Insured persons. The Cash Value for the Policy will change daily in response to investment results. No minimum Cash Value is guaranteed. The Cash Value is equal to the Policy Value, reduced by the surrender charge and reduced by any Policy Debt outstanding.
We determine the Cash Value for a Policy at the end of each valuation period (typically, 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.
The Company currently permits surrender proceeds to be paid under an Income Plan requested by an Owner at the time of surrender. Available income plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. (See “Other Benefits Available Under the Policy –Income Plans”).
Death Benefit
Death Benefit Options The Death Benefit is payable on the second death while the Policy is in force. The Policy provides for three Death Benefit options:
•
Specified Amount (Option A)
•
Specified Amount plus Policy Value (Option B), (see “Policy Value” above)
•
Specified Amount plus Premiums Paid (Option C)
The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under federal tax law. You selected the Specified Amount when you purchased the Policy and you may make changes, generally upon written request, subject to our approval. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.
The selected Death Benefit option will be in effect before the Policy Anniversary nearest the 100th birthday of the younger Insured (whether that Insured survived to age 100 or not), and the Death Benefit will be equal to the Policy Value on or after that Policy Anniversary. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Policy Value and/or your Death Benefit.
The Death Benefit will be paid on the death of the second of the Insureds to die while the Policy is in force. The amount payable will be reduced by the amount of any Policy Debt and any Monthly Policy Charges due and unpaid if the second death occurs during a grace period. (See “Termination and Reinstatement”). Subject to the terms and conditions of the Policy and any applicable Income Plan, Death Benefit proceeds will usually be paid to a beneficiary or other payee within seven days after we receive all satisfactory proof of the deaths of both Insureds is received in our Home Office. The amount of proceeds will be determined as of the date of the second death. We will pay interest on the proceeds from that date until payment is made.
13Variable Joint Life Prospectus

However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.
Minimum Death Benefit The Minimum Death Benefit is the amount required to maintain the Policy as life insurance for Federal income tax purposes. Under any of the Death Benefit options, or on or after the Policy Anniversary nearest the 100th birthday of the younger Insured, we will increase the Death Benefit if necessary to meet this requirement.
A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes: the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy to meet minimum ratios, or multiples, of Death Benefit to the Policy Value. The minimum multiple decreases as the age of the Insured persons advances. You made the choice of testing methods when you purchased the Policy and it may not be changed.
For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table. The Attained Age of the younger Insured is used even if the younger Insured is no longer living.
Guideline Premium/Cash Value Corridor Test Multiples Younger Insured Age
Attained Age	Policy Value %	Attained Age	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	116
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130
For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the both Insureds and the Policy’s underwriting classification, and using a 4% interest rate.
The Guideline Premium/Cash Value Corridor Test generally has lower minimum multiples than the Cash Value Accumulation Test. This means that, given the same Policy Value, the minimum Death Benefit permissible by federal income tax law may be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test generally requires a lower Death Benefit and therefore a lower cost of insurance charge. The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid in each Policy Year. The Cash Value Accumulation Test has no such annual limitation, and allows more premium to be paid during the early Policy Years.
Death Benefit Changes You may change the Death Benefit option, or increase or decrease the Specified Amount, subject to our approval. Changes are subject to insurability requirements and issue limits. We will not permit a change if it results in a Specified Amount less than what we would issue on that date for similar policies. For additional requirements see “Modifying the Policy.”
If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option or an increase or decrease in the Specified Amount, will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
Variable Joint Life Prospectus
14

Administrative charges of up to $250 for a change in the Death Benefit option, and up to $25 per change for more than one change in the Specified Amount in a Policy Year, may apply. We will deduct any such charges from the Policy Value. We are currently waiving these charges.
A change in the Death Benefit option, or an increase or decrease in the Specified Amount, may have important tax effects. (See “Tax Considerations”). The cost of insurance charge will increase if a change results in a larger net amount at risk. (See “Charges and Expenses—Charges Against the Policy Value”).
Other Benefits Available Under the Policy
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected
by owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•For death benefit
proceeds, must be
selected while the
Insured is living or
within 60 days
after the death of
the insured
•Any proceeds add
to increase
monthly payments
may be subject to
additional charges
or taxes

Right to Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	•Requires premium payments be paid •There may be a cost associated with exchange •Exchange may have tax consequences
Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	•Must be selected by owner
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	•Must be selected by owner
15Variable Joint Life Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
•Must be selected
by owner
•Only one model is
available at a time
•Models are “static”
and therefore the
Owner must make
an affirmative
election to change
models
•Available models
may change in the
future

Income Plans If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, the Company currently permits the Death Benefit, less any Policy Debt, to be paid under an Income Plan selected by your beneficiary after the death of the second of the Insureds. Surrender proceeds may also be payable under an Income Plan selected by the Owner.
Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). If available, any proceeds added to increase the amount payable under a monthly income plan may be subject to a 2.00% expense charge plus any applicable state premium tax. The choice of Income Plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect the Income Plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. An Income Plan that is elected by the Owner will take effect on the date of death of the Insured if the notice of election is received in our Home Office while the Insured is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors. Please see the “Northwestern Mutual” section for more information regarding our General Account and guarantees under your Policy.
Example: John and Jane Doe were the owners and insureds of a policy and had elected an installment income plan. Upon their death in a tragic car accident, in lieu of paying life insurance proceeds from the policy to their beneficiary in a lump sum, the Company made reduced amounts of monthly payments to the beneficiary spread out over a ten year time period while the remaining balance earned interest.
Right to Exchange for a Fixed Benefit Policy You may exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”) if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio, or the Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). You will be given notice of any such change and will have 60 days to make the exchange. We may require evidence of insurability and there may be a cost associated with the exchange. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the lives of the same Insureds and will have a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which recognizes the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange is effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.
Example: John Doe is the owner and insured of a variable executive life policy and is informed that one of the underlying portfolios in his Policy will be substituted for a different portfolio. Upon notice, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to 60 days to exchange his variable policy for a fixed policy.
Dollar-Cost Averaging With Dollar-Cost Averaging, you can arrange to have a regular amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly from the Government Money Market Division into the Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted
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or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for the Dollar-Cost Averaging. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar-cost averaging does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your Financial Representative before deciding whether to elect DCA.
Portfolio Rebalancing Over time, portfolio rebalancing helps you maintain your allocations among the Divisions you have chosen. If you elect portfolio rebalancing, your Invested Assets are periodically rebalanced in accordance with our procedures to return your allocation to the percentages you specify. Portfolio rebalancing may reduce the amount of Policy Value allocated to better performing Divisions.
You may choose to rebalance monthly, quarterly, semi-annually or annually. You may have elected portfolio rebalancing in the Application. We do not charge a transfer fee for portfolio rebalancing. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may also elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend or discontinue this feature at any time.
Asset Allocation Models The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:
Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling Advanced Markets Operations at 1-866-464-3800. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them.
Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Policy (see "Substitution of Portfolio Shares and Other Changes" below for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available
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(e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).
Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Surrenders and Withdrawals of Cash Value
Surrenders  You may surrender your Policy for the Cash Value at any time while the Insured is alive and the Policy is in force. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with surrender instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. The Cash Value will change daily in response to the investment performance of the Divisions in which you are invested. Written requests for surrender will be effective when received in Good Order at the Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
We do not guarantee any minimum Cash Value. We may require you to return your Policy to our Home Office when you request a surrender of the Policy. We will pay surrender proceeds in a lump sum or under an Income Plan option you select. (See “Income Plans”). A surrender charge will apply in the first ten Policy Years (see "Charges and Expenses-Surrender Charge") and surrendering your Policy may have tax consequences. (See “Tax Considerations”).
Withdrawals You may make a withdrawal of Cash Value. A withdrawal may not reduce the loan value to less than any Policy Debt outstanding. The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. The withdrawal amount may not reduce the Specified Amount to less than the minimum amount we would issue at the time of withdrawal. Following a withdrawal the remaining Cash Value must be at least three times the current monthly charges for the cost of insurance and other expenses. The minimum amount for withdrawals is $250. We permit up to four withdrawals in a Policy Year. An administrative charge of up to $25 may apply, but we are currently waiving this charge.
Written requests for withdrawals will be effective when received in Good Order at the Home Office. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with withdrawal instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
A withdrawal of Cash Value decreases the Death Benefit, and may also decrease the Specified Amount. The decrease depends on the Death Benefit option and the size of any prior increases in Death Benefit required to meet the definitional requirements for life insurance for federal income tax purposes. In some situations the Death Benefit will decrease by more than the amount of the withdrawal.
We will take the amount withdrawn from Cash Value from the Divisions in proportion to the amounts in the Divisions. The Policy makes no provision for repayment of amounts withdrawn. A withdrawal of Cash Value may have important tax consequences. (See “Tax Considerations”).
Policy Loans
Described below are certain terms and conditions that apply when you borrow amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans, see “Tax Considerations” and consult with your tax advisor.
You may borrow from the Company an amount that, when added to existing Policy Debt, is not more than the loan value. The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. If a Policy loan is already outstanding, the maximum amount for any new loan is reduced by the amount already borrowed. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. There is a charge for the expenses and taxes associated with Policy Debt. (See “Charges and Expenses—Charges Against the Policy Value”).
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Loan requests can be made in writing (including via facsimile or, under limited circumstances, by email). Eligible Owners may also submit loan requests by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with policy loan instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. They will be processed based on the date and time they are received in the Home Office. Requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs.
Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of 5%. Interest is due and payable on each Policy Anniversary. We add unpaid interest to the amount of the loan at an annual effective, fixed rate of interest of 5%. If, on any Monthly Processing Date, the amount of the loan plus surrender charge plus the the monthly charges for the cost of insurance and other expenses exceeds the Policy Value, the Policy will enter the grace period. (See “Termination and Reinstatement”). We will send you a notice at least 61 days before the termination date. The notice will show how much you must pay to keep the Policy in force.
We will take the amount of a Policy loan from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and will credit them on a daily basis with your accrued loan interest (i.e., an annual earnings rate equal to the 5% Policy loan interest rate). A Policy loan, even if you repay it, will have a permanent effect on the Policy Value because the amounts borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions.
The Death Benefit will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, is extinguished by applying the Policy Value to repay it. Under the Internal Revenue Code, this transaction is a distribution from the life insurance policy. If the Policy Debt exceeds the investment in the contract, Northwestern Mutual is required to report the extinguishment to you and the IRS on an IRS Form 1099-R.
You may repay a Policy loan, and any accrued interest outstanding, in whole or in part, at any time during the lifetime of at least one of the Insured persons. If there is Policy Debt, payments received while the Insured is alive. If there is Policy Debt, payments at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments. If we receive your payment before the close of trading on the NYSE, we will credit payments as of the date we receive them and will transfer those amounts from our General Account to the Divisions, in proportion to the premium allocation in effect, as of the same date. If we receive your payment on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. Loan repayments are not subject to transaction fees. A Policy loan or unpaid interest may have important tax consequences. (See “Tax Considerations”).
Termination and Reinstatement
If the Cash Value is less than the monthly charges for the cost of insurance and other expenses on any Monthly Processing Date, we allow a grace period of 61 days for a premium payment to keep the Policy in force. The grace period begins on the date we send you a notice. The notice will state the minimum amount of premium required to keep the Policy in force and the date by which you must pay the premium. The Policy will terminate with no value unless you pay the required amount before the grace period expires. Payments to keep the Policy in force received in Good Order at our Home Office before the close of trading (generally, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, payments are deemed to be received and effective on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.
After a Policy has terminated, you may reinstate it within three years (or longer if required under state law) following the termination date, subject to our approval, and satisfaction of our current underwriting requirements. The Policy may not be reinstated if either of the Insureds died after the end of the grace period. To reinstate the Policy, you must make a payment equal to an amount that will cover all Monthly Policy Charges that were due and unpaid before the end of the grace period and three times the Monthly Policy Charges due on the effective date of the reinstatement. If we approve the Application for reinstatement, and the Application was received at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of the reinstated Policy will be that date. If the Application is
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not received on a Monthly Processing Date, or was received on or after the close of trading on the NYSE on a Monthly Processing Date, the reinstated Policy will be effective on the next Monthly Processing Date. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Any Policy Debt that was outstanding when the Policy terminated will be reinstated.
Upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. The Policy Value when a Policy is reinstated is equal to the premium paid, less Premium Expense Charges, plus any Policy Debt, less the sum of all monthly charges for the cost of insurance and other expenses that were due and unpaid before the end of the grace period, less the monthly charges due on the effective date of the reinstatement. Please note that premium paid upon reinstatement will not include any interest from the date of the lapse. We will allocate the Policy Value, less any Policy Debt, among the Divisions based on the allocations for premiums currently in effect.
If a surrender charge was assessed at the time of termination, the Policy Value when a Policy is reinstated will include a credit for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement.
A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.
COVID-19  Please note that the state in which your Policy was issued or delivered may require or provide for a longer Policy grace period, allow for the deferral of premium payments, provide for greater allowances to exercise certain contractual rights or benefits, or impose restrictions against Policy lapse or termination in recognition of financial hardships posed by the COVID-19 crisis, and the Company may offer additional accommodations beyond minimum state requirements as appropriate. Additional extensions of your Policy's grace period, deferrals of premium payments, greater allowances to exercise certain contractual rights and/or restrictions on Policy lapse may apply in the future but are not guaranteed. Please contact the Company at (866) 464-3800 for further information.
Other Policy Transactions
Transfer Between Divisions Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than 30 Divisions at a time. Transfer requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is currently charged, we reserve the right where allowed by state law to charge a transfer fee of $25. We would deduct this charge from each Division in proportion to the amounts in each Division after the transfer. See “Charges and Expenses” for more information. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Where allowed by state law, the Company reserves the right to impose a minimum and/or maximum size on transfer amounts. Transfer Requests must be in amounts greater than or equal to 1% of Invested Assets or the request will not be processed. Your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.
You may request transfers in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. You may also submit transfer instructions via the Internet at www.northwesternmutual.com in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.
Short-Term and Excessive Trading Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap
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stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, a Policy Owner who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Policy Year or two round trip transfers are made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Policy Year or one round trip transfer is made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
Policies such as this (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
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We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.
Substitution of Portfolio Shares and Other Changes If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policy because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. We may also substitute a class of shares of an existing Portfolio for a different class of the same Portfolio if allowable under applicable law. Any substitution of shares will be subject to any required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.
Charges and Expenses
Premium Expense Charges We deduct a charge from each premium for state premium taxes (Premium Tax Charge) and a portion of our federal corporate income taxes attributable to policy acquisition expenses. Premium taxes vary from state to state and currently range from 0.0% to 3.6% of life insurance premiums. Some jurisdictions within a state may charge an additional premium tax in certain circumstances. Currently, we charge 2.00% regardless of the state (or other jurisdiction) in which you live. We reserve the right to deduct a higher or lower amount or percentage from Premium Payments in the future to cover theses taxes. The amount deducted may be more or less than the total percentage charged by your state (and/or other jurisdiction) of residence.
Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge against each Premium Payment to compensate us for the additional corporate tax burden. Your current charge is 0.80% of each Premium Payment. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The Premium Tax Charge and the Federal Deferred Acquisition Cost Charge may each vary in amount.
We deduct a sales load from each premium. We expect to recover our expenses of selling and advertising (“distribution expenses”) from this amount. The charge is 6.4% of the premiums up to the Target Premium paid for the first ten Policy Years, and 2.4% of all other premiums. The amounts we deduct for costs in a Policy Year are not specifically related to distribution expenses incurred in that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the monthly charge against the Policy Value for the mortality and expense risks we have assumed, as described below. To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.
Charges Against the Policy Value We deduct a Monthly Policy Charge from the Policy Value on each Monthly Processing Date. (See “Policy Value”). The Monthly Policy Charge includes (1) the Cost of Insurance Charge, (2) the Mortality and Expense Risk Charge—Invested Assets Component, (3) the Mortality and Expense Risk Charge—Specified Amount Component, (4) the Administrative Charge, (5) the Underwriting and Issue Charge, (6) the Deferred Sales Charge and (7) the charge for the expenses and taxes associated with any Policy Debt. These seven components of the Monthly Policy Charge are described in the following seven paragraphs.
As part of the Monthly Policy Charge, we deduct the Cost of Insurance Charge from the Policy Value on each Monthly Processing Date. We determine the amount by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the Death Benefit and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of premiums, and the charges and expenses for the Policy. The cost of insurance rate reflects the Policy Date, Policy Year, and factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The maximum cost of insurance rates are included in the Policy. The Cost of Insurance Charge covers the cost of mortality and some expenses. We may realize gain from this charge to the extent the charge exceeds our costs attributable to the charge, in which case the gain may be used for any Company purpose.
As part of the Monthly Policy Charge, we also deduct from the Policy Value the Mortality and Expense Risk Charge-Invested Assets Component. The maximum amount of the Invested Assets component is equal to an annual rate of 0.90% (0.075% monthly rate) of the Policy Value, less any Policy Debt. The current charge is 0.12% (0.01% monthly rate) of the Policy Value, less any policy Debt. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the
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22

risk that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.
As part of the Monthly Policy Charge, we deduct from the Policy Value the Mortality and Expense Risk Charge—Specified Amount Component. The Specified Amount component is based on the initial Specified Amount and the Issue Ages of the Insured persons, and applies only during the first 10 Policy Years. The range on a monthly basis is from $0.003 per $1,000 of initial Specified Amount if both Insured persons are Issue Age 25 or younger, up to $0.14 (monthly) per $1,000 of initial Specified Amount if both Insured persons are issue age 72 or older. A table of rates and an example are included in Appendix B. The mortality risk is the risk that the Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.
As part of the Monthly Policy Charge, we deduct the Administrative Charge of not more than $8 monthly. This charge is currently $8 monthly. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Owners. We do not expect to profit from this charge.
As part of the Monthly Policy Charge, we deduct the Underwriting and Issue Charge based on the initial Specified Amount and the underwriting classification of the Insureds on the Date of Issue. This charge applies only during the first 10 Policy Years. The range is from $0.02 to $0.04 (monthly) per $1,000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.
As part of the Monthly Policy Charge, we deduct the Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years. The charge is 7.5% (0.625% monthly rate) of cumulative premiums paid during the first Policy Year (up to the Target Premium). The charge applied during Policy Years 2-10 is equal to 0.625% per month times the cumulative premium paid in the first Policy Year (up to the Target Premium). This charge is for sales expenses.
As part of the Monthly Policy Charge, we deduct a charge for the expenses and taxes associated with the Policy Debt, if any. The aggregate charge when the younger Insured is (or would be if alive) Attained Age 99 and below, the current annual rate is 0.95% (0.07917% monthly rate) of the Policy Debt for the first 10 Policy Years and 0.40% (0.03333% monthly rate) thereafter. The aggregate charge when the younger Insured is (or would be, if alive) Attained Age 100 and above is at the current annual rate of 0.00% annually of the Policy Debt.
The Policy provides for transaction fees to be deducted from the Policy Value on the dates on which transactions take place. These charges are $25 per change for more than one change in the Specified Amount in a Policy Year, $25 per withdrawal, and $25 per transfer of assets among the Divisions if more than twelve transfers take place in a Policy Year. The fee for a change in the Death Benefit option is $250. Currently we are waiving all of these fees.
You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international transfers) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.
We will apportion deductions from the Policy Value among the Divisions in proportion to the amounts invested in the Divisions. For policies with the Monthly Charges From One Division Amendment, the Owner may elect in writing to have the Monthly Policy Charge deducted from one Division. We reserve the right to determine which Divisions to make available for this election. Currently, the Government Money Market Division is available for this election. If the amount in the specified Division is not sufficient to pay these charges, the remainder of these charges is deducted from each Division in proportion to the amounts invested in the Divisions.
All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary.
Surrender Charge A surrender charge will be deducted from the Policy proceeds during the first ten Policy Years if the Policy is surrendered. The surrender charge during the first Policy Year is 50% of the Premium Payments paid up to the Target Premium. Beginning with the second Policy Year, the surrender charge decreases by a consistent dollar amount month by month to zero at the end of the tenth Policy Year. The Target Premium, and therefore the maximum surrender charge, depends on factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons. For example, for a male and female, both in the best underwriting classification and both Issue Age 55, the maximum surrender charge, where the Target Premium or more is paid and the Policy is surrendered during the first Policy Year, would be $9.29 per $1,000 of initial Specified Amount. The surrender charge will never exceed $50 per $1,000 of initial Specified Amount for any Issue Age, sex and underwriting classification combination. No surrender charge applies to a withdrawal of Cash Value.
Expenses of the Portfolios The investment performance of each Division reflects all expenses borne by the corresponding Portfolio. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2021 in addition to any contractual fee waiver or reimbursements. It is anticipated that these voluntary expense reimbursement and fee
23Variable Joint Life Prospectus

waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.19% to a maximum of 1.12%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A).
Commissions Paid to Financial Representatives  The maximum commission payable to the registered representative who sold the Policy is 40% of Premium Payments up to the Target Premium and 2.75% of Premium Payments in excess of that amount during the first Policy Year; 6% of Premium Payments up to the Target Premium and 2.75% of Premium Payments in excess of that amount paid in Policy Years 2-10; and 2.75% of Premium Payments thereafter. In addition, a commission of 0.10% of Policy Value less any Policy Debt is paid at the end of Policy Years 6 and later. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.
Modifying the Policy
Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary requirements.
If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.
Upon notice to you, we may modify the Policy:
•
to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;
•
to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
•
to reflect a change in the Separate Account’s operation.
Other Policy Provisions
Owner  The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while at least one of the Insured persons is living. Ownership may be transferred to another. We must receive a written proof of the transfer at our Home Office. “You” in this prospectus means the Owner or prospective purchaser of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.
Beneficiary  The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.
Incontestability We will not contest a Policy after it has been in force during the lifetime of at least one Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. We will not contest an increase in the amount of insurance that was subject to insurability requirements after the increased amount has been in force during the lifetime of at least one Insured for two years from the date of issuance of the increase. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.
Suicide  If either Insured dies by suicide within one year from the Date of Issue, the Policy will terminate and the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy Debt and withdrawals. If either Insured dies by suicide within one year of the date of an increase in the amount of insurance, which was subject to insurability requirements, the amount payable with respect to the increase will be limited to the Monthly Policy Charges attributable to the increase.
Misstatement of Age or Sex If the age or sex of either of the Insureds has been misstated, the Death Benefit and Policy Value will be modified by recalculating all Monthly Policy Charges based on the correct age and sex of both Insured persons.
Collateral Assignment You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.
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Deferral of Determination and Payment We will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.
If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender, withdrawal, Death Benefit or loan proceeds or Income Plan benefits until the check or draft has been honored.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, withdrawal, surrender, loans, or Death Benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Dividends  This Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as an annual dividend on the Policy Anniversary.
There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. It is not expected that any dividends will be payable on the Policy.
We will credit annual dividends, if any, in cash or you may use them to increase the Policy Value. If you do not provide direction as to the use of dividends, we will use them to increase the Policy Value. Dividends used to increase the Policy Value will be allocated of Net Premiums then in effect.
Voting Rights
As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.
Reports and Financial Statements
At least once each Policy Year you will receive a statement showing the Death Benefit, Cash Value, Policy Value and any Policy loan, including loan interest. We will also send you a confirmation statement when you transfer among Divisions, make a withdrawal, take a Policy loan, or surrender the Policy. These statements will show your apportioned amounts among the Divisions.
Semi-annually, we will send you reports containing financial information, performance information and schedules of investments for the Portfolios underlying the Divisions to which your Invested Assets are allocated. We may also provide you with a notice informing you where you may obtain these reports in lieu of sending you these reports in paper. Because each Division invests exclusively in the shares of an underlying Portfolio, the performance information for a Division and its corresponding Portfolio will generally be the same except that if the Policy level charges were reflected in this performance information, the results would be lower. Current historical performance information, updated on a monthly and quarterly basis, is available at www.northwesternmutual.com/prospectuses-performance-and-reports. The financial statements of the Company and the Separate Account appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or Statement of Additional Information (containing such financial statements), call (866) 464-3800. Certain reports and other information can be obtained on our website at www.nmprospectus.com.
25Variable Joint Life Prospectus

Householding
To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling (866) 464-3800.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/ policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call (866) 464-3800 for assistance in making such changes.
Legal Proceedings
Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this Prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.
Speculative Investing
This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Owner Inquiries
With your ID and password, you can visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment.
Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about making a surrender, please call your Financial Representative or Advanced Markets Operations at 1-866-464-3800 between 7:30 a.m. and 5:00 p.m. Central Time Monday-Friday. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.
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Illustrations
Your Northwestern Mutual Financial Representative will provide you an illustration for your Policy upon your request. The illustrations show how the Death Benefit and Cash Value for a Policy would vary based on hypothetical investment results. The illustrations will be based on the information you give us about the Insured persons and will reflect such factors as the Specified Amount, Death Benefit option and Premium Payments that you select. These should be based upon realistic expectations given your own individual situation.
Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, Death Benefit, and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.
Tax Considerations
General The following discussion provides a general description of federal tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations, which may be significant in the purchase and ownership of a Policy.
Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.
This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.
There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to tax penalties.
Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.
The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2019, the tests must be based on the 2017 CSO mortality tables. Because Policies issued based on the 1980 CSO or 2001 CSO mortality tables may not satisfy the definitional tests using the 2017 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notices 2016-63.) Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2018-20.
As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.
IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law.
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Tax Treatment of Life Insurance While your Policy is in force, increases in the Cash Value due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The Death Benefit received by a beneficiary will generally not be subject to federal income tax.
So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the investment in the contract (“cost basis” or “basis”) of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in basis. However, dividends used to increase Policy Value are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.
Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s basis.
Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans” section for more details). As described above, if your policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the policy.
Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).
Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured. The Code also allows certain policies to be exchanged for stand-alone and combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).
Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for valuable consideration, it is taxable to the extent the proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. If a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit will be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit will not be taxable if both of the following criteria are satisfied:
1.
The transfer was not a “Reportable Policy Sale”, and
2.
The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer or the basis of the Policy is carried over, in whole or in part, in the transfer. You should seek qualified tax advice if you plan a transfer of ownership.
A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. A Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.
Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may include, among other things, the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.
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Modified Endowment Contracts (MEC) A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments, based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.
A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period or, in the case of joint life Policies, the lifetime of either Insured. If a reduction occurs during a seven-pay period, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay premium limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. A life insurance policy which is received in exchange for a MEC will also be considered a MEC. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods.
Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with and a new seven-pay limit. The new seven-pay limit is determined by taking into account the value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.
If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For MECs, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.
A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59  1∕2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.
Estate and Generation Skipping Transfer Taxes If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second Insured to die if that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.
If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.
29Variable Joint Life Prospectus

Business-Owned Life Insurance Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers, or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.
Section 264(a)(1) of the Code generally disallows a deduction for Premium Payments on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.
In addition, if a business owns life insurance with cash value, Section 264(f) may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Value to the adjusted basis of other business assets. Certain policies may be excluded from the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.
The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.
Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income. In Revenue Procedure 2007-61, the IRS provided a safe harbor under which the annual increase in cash value of life insurance policies covering no more than 35% of the company’s employees, directors, officers and 20% owners will not limit the life insurance company’s deductions. Additionally, the Revenue Procedure included language that the tax-deferred nature of such contracts remains subject to challenge by the IRS under other provisions of the tax law, including judicial doctrines such as the business purpose doctrine.
Policy Split Right Your Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if a change in the federal estate tax law results in either the repeal of the unlimited marital deduction or a 50% or greater reduction in the maximum estate tax rate set forth in the law. The exchange must be made while both Insureds are alive (and neither Insured is classified as a Joint Insurable). The request for exchange must be received no later than 180 days after the earlier of the enactment of the law repealing the unlimited marital deduction or the enactment of the law reducing the estate tax rate by at least 50%.
The IRS has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not so treated, such a split of the Policy could result in the recognition of taxable income.
Split Dollar Arrangements Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.
Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to this law.
Variable Joint Life Prospectus
30

Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and are assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules. These rules became effective December 31, 2008.
Valuation of Life Insurance Special valuation rules apply to life insurance contracts distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.
Other Tax Considerations Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.
Distribution of the Policy
We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at SIPC.org. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. (See Charges and Expenses—Commissions Paid to Financial Representatives).
Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.
Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.
31Variable Joint Life Prospectus

Glossary of Terms
APPLICATION
The form completed by the applicant when applying for coverage under the Policy. This includes any:
1. amendments or endorsements;
2. supplemental Applications;
3. reinstatement Applications; and
4. Policy change Applications.
ATTAINED AGE
The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.
CASH VALUE
The amount available in cash if the Policy is surrendered. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan or Net Accumulated Value may be used to describe your Cash Value, as appropriate.
COMPANY
The Northwestern Mutual Life Insurance Company.
DATE OF ISSUE
The date on which insurance coverage takes effect as shown in the Policy.
DEATH BENEFIT
The gross amount payable to the Beneficiary upon the death of the second Insured, before the deduction of Policy Debt and other adjustments.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
FUND
Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
GENERAL ACCOUNT
All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
GOOD ORDER
Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.
HOME OFFICE
Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.
INCOME PLAN
An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
INSUREDS
The persons named as the Insureds on the Application and in the Policy.
INVESTED ASSETS
The sum of all amounts in the Divisions of the Separate Account.
ISSUE AGE
The Insured’s age on his or her birthday nearest the Policy Date.
Variable Joint Life Prospectus
32

MEC
Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a type of life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.
MONTHLY PROCESSING DATE
The first Monthly Processing Date is the Policy Date; thereafter, the Monthly Processing Date is the same day of each month as the Policy Date. If the Monthly Processing Date would otherwise fall on the 29th, 30th or 31st of the month, monthly processing will occur on that day or on the last day of the month if the month does not have that day.
NET PREMIUM
The amount of Premium Payment remaining after premium charges have been deducted.
NORTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
NYSE
New York Stock Exchange.
OWNER (You, Your)
The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown in the Policy from which the following are computed, among other things:
1. Policy Year;
2. Policy Anniversary;
3. the Issue Age of each Insured; and
4. the Attained Age of each Insured.
POLICY DEBT
The total amount of all outstanding Policy loans, including both principal and accrued interest.
POLICY VALUE
The cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the term Accumulated Value After Loan may be used to describe your Policy Value after deductions for an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction charges.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account.
SPECIFIED AMOUNT
The amount you select, subject to minimums and underwriting requirements we establish, used in determining the insurance coverage on the Insureds’ life.
TARGET PREMIUM
An amount based on the initial Specified Amount and characteristics of the Insured persons, such as Issue Age, sex and underwriting classification, used to compute the sales load, commissions, surrender charge and other expense charges during the first 10 Policy Years.
UNIT
An accounting unit of measure representing the value in one or more Divisions of the Separate Account.
33Variable Joint Life Prospectus

UNIT VALUE
The value of a particular Unit at a particular time. Unit Value is analogous to, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.
Variable Joint Life Prospectus
34

Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%	16.67%	20.77%	16.66%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	18.90%	22.10%	18.67%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	25.10%	18.77%	14.40%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.78%[1]	18.46%	13.05%	13.30%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	28.45%	18.22%	16.30%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	21.92%	10.32%	12.10%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.49%[1]	22.71%	10.54%	12.71%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	25.70%	11.16%	11.93%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.52%[1]	10.18%	15.41%	12.23%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern trust Investments, Inc.	0.24%[1]	24.46%	12.80%	13.91%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	23.27%	9.55%	13.02%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%	4.11%	15.15%	14.16%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	26.22%	12.05%	14.08%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc	0.92%[1]	23.00%	10.52%	12.23%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	15.92%	16.28%	10.54%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.73%[1]	12.07%	12.54%	8.62%
35Variable Joint Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	5.00%	3.54%	4.88%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/Aberdeen Asset Managers Limited	0.89%[1]	-4.55%	9.99%	5.00%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio	MSA/BlackRock Advisors, LLC	0.33%	0.01%	0.88%	0.48%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-0.10%	2.24%	1.65%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.30%[1]	-1.59%	3.79%	3.07%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.67%	-5.37%	5.92%	3.99%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.53%[1]	6.61%	5.14%	2.93%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.44%	5.31%	6.07%	6.35%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.71%[1]	-0.08%	5.28%	5.08%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.52%[1]	7.56%	9.06%	7.86%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.60%[1]	10.45%	10.64%	9.25%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.61%	26.60%	13.60%	13.29%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[4]	FMR[5]	0.60%	27.83%	20.17%	16.64%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM)[8]	0.84%	20.40%	16.22%	15.08%
Variable Joint Life Prospectus
36

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.12%[1]	25.79%	12.14%	12.39%
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.91%	27.19%	9.11%	9.25%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.02%[1]	12.66%	8.56%	7.83%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.67%	-1.82%	3.67%	3.34%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.84%[1]	8.23%	6.25%	5.96%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.92%[1]	13.04%	8.15%	7.67%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	0.98%[1]	17.44%	10.11%	9.02%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	1.00%[1]	19.61%	10.60%	9.72%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.78%	28.46%	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
37Variable Joint Life Prospectus

Appendix B
Mortality and Expense Risk Charge—Specified Amount Component
Table of Charges Per $1,000 of Initial Specified Amount

Issue Age*	Annual Charge
20-25	$0.04
26	0.05
27	0.06
28	0.07
29	0.08
30	0.09
31	0.10
32	0.11
33	0.12
34	0.13
35	0.14
36	0.17
37	0.19
38	0.22
39	0.25
40	0.28
41	0.30
42	0.33
43	0.36
44	0.38
45	0.41
46	0.44
47	0.47
48	0.50
49	0.53
50	0.57

Issue Age*	Annual Charge
51	$0.60
52	0.63
53	0.66
54	0.69
55	0.72
56	0.77
57	0.83
58	0.88
59	0.94
60	0.99
61	1.04
62	1.10
63	1.15
64	1.21
65	1.26
66	1.31
67	1.35
68	1.40
69	1.44
70	1.49
71	1.54
72	1.58
73	1.63
74	1.67
75-85	1.72
*
The Issue Age used in this calculation equals the younger Insured Issue Age plus an age adjustment. The age adjustment is based on the age difference (older Issue Age minus younger Issue Age) and this schedule:

Age Difference (years)	Age Adjustment (years)
0-1	0
2-4	1
5-8	2
9-14	3
15-24	4

Age Difference (years)	Age Adjustment (years)
25-34	5
35-44	6
45-54	7
55-65	8
Example: For a Policy at Issue Ages 65 and 60 and an Initial Specified Amount of $1,000,000, the age adjustment is 2 and the Issue Age is 62. The annual charge per $1,000 of Initial Specified Amount is $1.10. The Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component will be $91.67 monthly, or $1,100.04 annually for this Policy.
Note: In no event will the sum of the Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component annual charge and the Monthly Policy Charge—Underwriting and Issue Charge annual charge exceed $1.90 per $1,000 of Initial Specified Amount. The Monthly Policy Charge—Underwriting and Issue Charge will be reduced to meet this constraint if necessary.
Variable Joint Life Prospectus
38

Additional Information
More information about your Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Prospectus, is incorporated by reference into this Prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier C000031363
39Variable Joint Life Prospectus

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
(Account)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)
720 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
1-866-464-3800
STATEMENT OF ADDITIONAL INFORMATION
Variable Joint Life
We no longer issue the Policy described in this Statement of Additional Information.
The Policies we currently offer are described in separate Prospectuses and
Statements of Additional Information.

This Statement of Additional Information (“SAI”) contains additional information regarding the Variable Joint Life insurance policy (the “Policy”) offered by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). This SAI is not a prospectus, and should be read together with the prospectus for the Policy (the “Prospectus”) dated May 1, 2022. You may obtain a copy of the Prospectus by writing or calling Northwestern Mutual at the address or phone number shown above, or by visiting www.nmprospectus.com. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.
The date of this Statement of Additional Information is May 1, 2022.

Table of Contents
Page
DISTRIBUTION OF THE POLICY	B-3
EXPERTS	B-3

DISTRIBUTION OF THE POLICY
The Policy is offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.
Year	Amount
2021	$555,779
2020	$631,328
2019	$834,668
NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2021 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2021

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2022

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account since 1984.

2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

		Focused	Large Cap
	Growth Stock	Appreciation	Core Stock	Large Cap	Index 500
	Division	Division	Division	Blend Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$795,232	$325,534	$450,429	$16,050	$2,338,905
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	99	39	-	-	131
Total Assets	795,331	325,573	450,429	16,050	2,339,036

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	5	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	5	-	-

Total Net Assets	$795,331	$325,573	$450,424	$16,050	$2,339,036

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$63,920	$23,046	$48,408	$829	$305,197
Northwestern Mutual Equity	311	94	282	6	1,316
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	700,884	272,247	381,097	14,700	1,932,488
Northwestern Mutual Equity	5,089	2,309	3,003	128	13,551
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	12,345	7,028	8,620	173	34,774
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	12,782	20,849	9,014	214	51,710
Total Net Assets	$795,331	$325,573	$450,424	$16,050	$2,339,036

(1) Investments, at cost	$553,371	$210,508	$310,737	$13,631	$1,035,993
Mutual Fund Shares Held	196,693	75,372	203,906	11,580	286,035
(2) Accumulation Unit Value	$10.682204	$9.941660	$7.122039	$3.140250	$11.431009
Units Outstanding	66,089	27,617	53,931	4,722	170,244
(3) Accumulation Unit Value	$152.095850	$108.543824	$100.458713	$27.701179	$270.376034
Units Outstanding	81	65	86	6	129
(4) Accumulation Unit Value	$152.095850	$108.543824	$100.458713	$27.701179	$270.376034
Units Outstanding	84	192	90	8	191

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

	Large			Mid Cap
	Company	Domestic	Equity Income	Growth Stock	Index 400
	Value Division	Equity Division	Division	Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$25,881	$248,411	$157,238	$718,967	$484,493
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	6	-	-	15
Total Assets	25,883	248,417	157,238	718,967	484,508

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	11	5	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	11	5	-

Total Net Assets	$25,883	$248,417	$157,227	$718,962	$484,508

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$1,691	$19,554	$11,890	$97,849	$24,463
Northwestern Mutual Equity	9	125	65	618	125
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	22,139	214,273	133,563	599,464	428,493
Northwestern Mutual Equity	190	2,008	1,222	4,745	3,405
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,510	5,070	4,180	5,616	12,296
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	344	7,387	6,307	10,670	15,726
Total Net Assets	$25,883	$248,417	$157,227	$718,962	$484,508

(1) Investments, at cost	$21,923	$158,782	$126,457	$591,117	$324,473
Mutual Fund Shares Held	21,694	128,444	78,072	182,711	188,299
(2) Accumulation Unit Value	$2.895333	$3.944337	$4.715128	$7.434766	$7.938833
Units Outstanding	7,712	54,833	28,586	81,268	54,403
(3) Accumulation Unit Value	$25.131615	$43.518946	$51.480302	$213.536458	$93.570328
Units Outstanding	60	117	81	26	131
(4) Accumulation Unit Value	$25.131615	$43.518946	$51.480302	$213.536458	$93.570328
Units Outstanding	14	170	123	50	168

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$86,626	$420,480	$77,613	$247,791	$166,047
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	30	10	27	99
Total Assets	86,629	420,510	77,623	247,818	166,146

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	87	-	-	-
Total Liabilities	-	87	-	-	-

Total Net Assets	$86,629	$420,423	$77,623	$247,818	$166,146

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$4,520	$21,026	$5,555	$16,756	$9,296
Northwestern Mutual Equity	27	105	32	95	53
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	76,676	380,569	67,269	218,209	144,752
Northwestern Mutual Equity	686	3,173	553	2,015	1,325
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,190	4,777	1,764	3,067	4,442
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,530	10,773	2,450	7,676	6,278
Total Net Assets	$86,629	$420,423	$77,623	$247,818	$166,146

(1) Investments, at cost	$71,516	$302,082	$59,262	$192,795	$97,696
Mutual Fund Shares Held	43,378	130,503	42,021	96,080	69,186
(2) Accumulation Unit Value	$5.656306	$8.027417	$3.345869	$6.383645	$3.583669
Units Outstanding	13,677	47,804	20,271	34,498	40,739
(3) Accumulation Unit Value	$61.756931	$108.425869	$38.363170	$70.431381	$39.539175
Units Outstanding	35	44	46	44	112
(4) Accumulation Unit Value	$61.756931	$108.425869	$38.363170	$70.431381	$39.539175
Units Outstanding	41	99	64	109	159

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$76,412	$520,092	$90,835	$173,841	$32,050
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	5	-	3
Total Assets	76,412	520,092	90,840	173,841	32,053

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	25	-	532	-
Due to Participants	-	-	-	1,278	-
Total Liabilities	-	25	-	1,810	-

Total Net Assets	$76,412	$520,067	$90,840	$172,031	$32,053

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$4,717	$61,268	$5,087	$13,941	$2,869
Northwestern Mutual Equity	30	621	35	124	13
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	65,690	432,081	78,568	138,391	24,517
Northwestern Mutual Equity	519	4,072	642	2,067	226
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,776	9,031	2,765	10,569	2,362
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,680	12,994	3,743	6,939	2,066
Total Net Assets	$76,412	$520,067	$90,840	$172,031	$32,053

(1) Investments, at cost	$60,571	$574,483	$72,155	$173,841	$32,322
Mutual Fund Shares Held	59,234	327,102	68,711	173,841	30,408
(2) Accumulation Unit Value	$1.833587	$3.746814	$1.267943	$1.559755	$1.119426
Units Outstanding	36,109	116,406	62,471	90,061	22,103
(3) Accumulation Unit Value	$18.026460	$5.930327	$15.578805	$43.483468	$13.941366
Units Outstanding	154	1,523	178	243	169
(4) Accumulation Unit Value	$18.026460	$5.930327	$15.578805	$43.483468	$13.941366
Units Outstanding	149	2,191	240	160	148

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$291,570	$16,864	$23,155	$128,122	$63,630
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	54	-	4	6	9
Total Assets	291,624	16,864	23,159	128,128	63,639

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	17	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	17	-	-	-

Total Net Assets	$291,624	$16,847	$23,159	$128,128	$63,639

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$22,427	$1,578	$1,963	$8,584	$3,881
Northwestern Mutual Equity	208	10	11	69	29
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	234,687	14,892	18,704	107,885	53,366
Northwestern Mutual Equity	2,375	155	150	897	426
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	19,053	81	1,288	4,478	3,450
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	12,874	131	1,043	6,215	2,487
Total Net Assets	$291,624	$16,847	$23,159	$128,128	$63,639

(1) Investments, at cost	$298,221	$21,176	$21,554	$124,236	$62,357
Mutual Fund Shares Held	232,141	17,960	18,118	170,829	56,560
(2) Accumulation Unit Value	$3.230152	$1.764661	$1.357159	$4.905909	$1.592560
Units Outstanding	73,390	8,527	13,892	22,174	33,777
(3) Accumulation Unit Value	$263.835613	$25.468271	$18.278682	$66.738383	$22.416380
Units Outstanding	72	3	70	67	154
(4) Accumulation Unit Value	$263.835613	$25.468271	$18.278682	$66.738383	$22.416380
Units Outstanding	49	5	57	93	111

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

		Asset	Fidelity VIP	Fidelity VIP	AMT
	Balanced	Allocation	Mid Cap	Contrafund	Sustainable
	Division	Division	Division	Division	Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$450,171	$65,833	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	238,921	96,035	-
Neuberger Berman Advisers Management Trust	-	-	-	-	9,522
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	60	-	17	-	-
Total Assets	450,231	65,833	238,938	96,035	9,522

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	11	1
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	11	1

Total Net Assets	$450,231	$65,833	$238,938	$96,024	$9,521

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$200,522	$9,566	$19,587	$10,075	$647
Northwestern Mutual Equity	1,189	65	100	40	3
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	228,112	52,234	206,894	79,707	7,451
Northwestern Mutual Equity	2,366	469	1,957	636	55
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,050	1,288	3,326	1,106	300
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,992	2,211	7,074	4,460	1,065
Total Net Assets	$450,231	$65,833	$238,938	$96,024	$9,521

(1) Investments, at cost	$409,444	$59,048	$200,249	$68,389	$6,765
Mutual Fund Shares Held	286,004	49,573	5,803	1,767	257
(2) Accumulation Unit Value	$5.298608	$3.303784	$8.105508	$4.031040	$3.328113
Units Outstanding	43,498	15,952	25,767	19,931	2,255
(3) Accumulation Unit Value	$298.595878	$36.450275	$88.496791	$45.041088	$36.931533
Units Outstanding	34	35	38	25	8
(4) Accumulation Unit Value	$298.595878	$36.450275	$88.496791	$45.041088	$36.931533
Units Outstanding	27	61	80	99	29

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

			International		Global Real
			Developed		Estate
	U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
	Equity Division	Equity Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	319,164	137,278	146,038	90,871	210,209
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	22	-	6	4
Total Assets	319,164	137,300	146,038	90,877	210,213

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	12	-	-
Due to Participants	88	73	44	-	66
Total Liabilities	90	73	56	-	66

Total Net Assets	$319,074	$137,227	$145,982	$90,877	$210,147

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$11,811	$6,737	$8,483	$5,481	$10,790
Northwestern Mutual Equity	62	38	67	61	69
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	277,646	121,357	125,749	68,796	184,918
Northwestern Mutual Equity	2,424	1,169	1,167	731	1,839
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	14,459	3,832	6,405	12,908	4,751
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	12,672	4,094	4,111	2,900	7,780
Total Net Assets	$319,074	$137,227	$145,982	$90,877	$210,147

(1) Investments, at cost	$243,653	$126,122	$130,890	$91,825	$171,004
Mutual Fund Shares Held	14,873	8,990	11,825	8,687	12,207
(2) Accumulation Unit Value	$3.725106	$4.493029	$2.411511	$2.605094	$6.481448
Units Outstanding	75,185	27,270	52,629	26,689	28,814
(3) Accumulation Unit Value	$42.853358	$53.013410	$27.103303	$28.706174	$71.324137
Units Outstanding	337	72	236	450	67
(4) Accumulation Unit Value	$42.853358	$53.013410	$27.103303	$28.706174	$71.324137
Units Outstanding	296	77	152	101	109

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2021 (in thousands, except accumulation values)

	LifePoints		LifePoints	LifePoints	LifePoints	Credit Suisse
	Moderate		Balanced	Growth	Equity Growth	Trust Commodity
	Strategy		Strategy	Strategy	Strategy	Return Strategy
	Division		Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	10,482		28,378	27,365	12,069	-
Credit Suisse Trust	-		-	-	-	35,841
Due from Northwestern Mutual Life Insurance Company	-		8	5	-	1
Total Assets	10,482		28,386	27,370	12,069	35,842

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2		-	-	1	-
Due to Participants	-		-	-	-	-
Total Liabilities	2		-	-	1	-

Total Net Assets	$10,480		$28,386	$27,370	$12,068	$35,842

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$2,290		$4,788	$5,838	$1,706	$1,345
Northwestern Mutual Equity	14		42	37	4	11
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	6,680		19,803	20,729	8,461	31,392
Northwestern Mutual Equity	52		216	222	90	309
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,443		2,758	12	532	1,181
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1		779	532	1,275	1,604
Total Net Assets	$10,480		$28,386	$27,370	$12,068	$35,842

(1) Investments, at cost	$10,017		$27,224	$25,786	$11,223	$32,624
Mutual Fund Shares Held	1,001		2,760	2,621	1,214	1,446
(2) Accumulation Unit Value	$1.638637		$1.866741	$2.054904	$2.150303	$6.295966
Units Outstanding	4,108		10,724	10,195	3,977	5,035
(3) Accumulation Unit Value	$20.401736		$21.853460	$22.430026	$21.427646	$5.986523
Units Outstanding	71		126	1	25	197
(4) Accumulation Unit Value	$20.401736		$21.853460	$22.430026	$21.427646	$5.986523
Units Outstanding	—	(a)	36	24	60	268

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2021 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:
Dividend income	$28	$511	$3,298	$98	$26,049
Expenses:
Mortality and expense risk charges	3,379	1,288	1,810	66	9,272
Taxes	32	11	22	-	139
Total expenses	3,411	1,299	1,832	66	9,411
Net investment income (loss)	(3,383)	(788)	1,466	32	16,638

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21,202	11,656	9,652	433	67,434
Realized gain distribution	31,976	30,983	30,159	932	53,453
Realized gains (losses)	53,178	42,639	39,811	1,365	120,887

Change in unrealized appreciation/(depreciation) of investments during the period	63,707	9,939	49,073	1,049	382,145

Net increase (decrease) in net assets resulting from operations	$113,502	$51,790	$90,350	$2,446	$519,670

	Large			Mid Cap
	Company Value	Domestic	Equity Income	Growth Stock	Index 400
	Division	Equity Division	Division	Division	Stock Division
Income:
Dividend income	$255	$4,170	$3,030	$1,047	$4,197
Expenses:
Mortality and expense risk charges	92	997	624	3,176	1,954
Taxes	1	9	6	49	12
Total expenses	93	1,006	630	3,225	1,966
Net investment income (loss)	162	3,164	2,400	(2,178)	2,231

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	508	7,463	4,253	7,187	9,264
Realized gain distribution	260	5,236	-	90,748	13,750
Realized gains (losses)	768	12,699	4,253	97,935	23,014

Change in unrealized appreciation/(depreciation) of investments during the period	3,289	30,194	25,253	(30,710)	70,138

Net increase (decrease) in net assets resulting from operations	$4,219	$46,057	$31,906	$65,047	$95,383

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Income:
Dividend income	$933	$72	$550	$918	$833
Expenses:
Mortality and expense risk charges	346	1,878	310	1,018	664
Taxes	2	11	3	8	4
Total expenses	348	1,889	313	1,026	668
Net investment income (loss)	585	(1,817)	237	(108)	165

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,436	9,025	2,288	3,925	3,875
Realized gain distribution	621	41,968	1,141	10,388	4,592
Realized gains (losses)	2,057	50,993	3,429	14,313	8,467

Change in unrealized appreciation/(depreciation) of investments during the period	13,560	(33,648)	11,464	31,956	13,803

Net increase (decrease) in net assets resulting from operations	$16,202	$15,528	$15,130	$46,161	$22,435

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2021 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:
Dividend income	$817	$12,181	$487	$1	$563
Expenses:
Mortality and expense risk charges	299	2,311	402	722	125
Taxes	2	32	3	7	1
Total expenses	301	2,343	405	729	126
Net investment income (loss)	516	9,838	82	(728)	437

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,214	(598)	1,915	-	267
Realized gain distribution	1,139	-	-	12	60
Realized gains (losses)	2,353	(598)	1,915	12	327

Change in unrealized appreciation/(depreciation) of investments during the period	4,839	13,555	(6,954)	-	(922)

Net increase (decrease) in net assets resulting from operations	$7,708	$22,795	$(4,957)	$(716)	$(158)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:
Dividend income	$6,100	$164	$199	$6,459	$1,341
Expenses:
Mortality and expense risk charges	1,174	80	77	525	260
Taxes	12	1	1	4	2
Total expenses	1,186	81	78	529	262
Net investment income (loss)	4,914	83	121	5,930	1,079

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	709	160	506	781	711
Realized gain distribution	13,231	3,174	53	-	558
Realized gains (losses)	13,940	3,334	559	781	1,269

Change in unrealized appreciation/(depreciation) of investments during the period	(24,783)	(4,565)	553	(795)	(2,643)

Net increase (decrease) in net assets resulting from operations	$(5,929)	$(1,148)	$1,233	$5,916	$(295)

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:
Dividend income	$10,978	$1,420	$1,374	$52	$34
Expenses:
Mortality and expense risk charges	2,019	279	960	369	33
Taxes	100	5	9	4	-
Total expenses	2,119	284	969	373	33
Net investment income (loss)	8,859	1,136	405	(321)	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,602	564	4,622	2,609	318
Realized gain distribution	20,769	3,240	35,719	10,856	173
Realized gains (losses)	27,371	3,804	40,341	13,465	491

Change in unrealized appreciation/(depreciation) of investments during the period	(5,956)	1,148	7,619	7,551	1,253

Net increase (decrease) in net assets resulting from operations	$30,274	$6,088	$48,365	$20,695	$1,745

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2021 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:
Dividend income	$1,719	$330	$3,655	$811
Expenses:
Mortality and expense risk charges	1,262	560	608	339
Taxes	6	3	4	3
Total expenses	1,268	563	612	342
Net investment income (loss)	451	(233)	3,043	469

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11,395	4,322	396	89
Realized gain distribution	26,416	30,338	10,828	1,075
Realized gains (losses)	37,811	34,660	11,224	1,164

Change in unrealized appreciation/(depreciation) of investments during the period	16,539	(6,361)	1,827	(3,677)

Net increase (decrease) in net assets resulting from operations	$54,801	$28,066	$16,094	$(2,044)

	Global Real	LifePoints		LifePoints
	Estate	Moderate	LifePoints	Growth
	Securities	Strategy	Balanced	Strategy
	Division	Division	Strategy Division	Division
Income:
Dividend income	$9,302	$406	$1,304	$1,199
Expenses:
Mortality and expense risk charges	806	41	117	114
Taxes	5	1	3	3
Total expenses	811	42	120	117
Net investment income (loss)	8,491	364	1,184	1,082

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	233	29	632	185
Realized gain distribution	1,971	359	1,917	2,533
Realized gains (losses)	2,204	388	2,549	2,718

Change in unrealized appreciation/(depreciation) of investments during the period	33,891	(126)	(535)	52

Net increase (decrease) in net assets resulting from operations	$44,586	$626	$3,198	$3,852

		Credit Suisse
	LifePoints	Trust
	Equity Growth	Commodity
	Strategy	Return Strategy
	Division	Division
Income:
Dividend income	$569	$1,733
Expenses:
Mortality and expense risk charges	43	126
Taxes	1	1
Total expenses	44	127
Net investment income (loss)	525	1,606

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	125	(75)
Realized gain distribution	924	-
Realized gains (losses)	1,049	(75)

Change in unrealized appreciation/(depreciation) of investments during the period	221	5,566

Net increase (decrease) in net assets resulting from operations	$1,795	$7,097

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(3,383)	$1,168	$(788)	$316
Net realized gains (losses)	53,178	115,065	42,639	21,899
Net change in unrealized appreciation/(depreciation)	63,707	66,006	9,939	48,308
Net increase (decrease) in net assets resulting from operations	113,502	182,239	51,790	70,523

Policy Transactions:
Policy owners’ net payments	9,241	8,945	3,607	2,505
Policy loans, surrenders and death benefits	(19,799)	(19,241)	(6,488)	(5,711)
Mortality and other (net)	(11,856)	(11,060)	(4,702)	(4,574)
Transfers from other divisions or sponsor	62,782	109,104	23,564	33,699
Transfers to other divisions or sponsor	(71,073)	(102,720)	(26,960)	(31,499)
Net increase (decrease) in net assets resulting from contract transactions	(30,705)	(14,972)	(10,979)	(5,580)

Net increase (decrease) in net assets	82,797	167,267	40,811	64,943

Net Assets:
Beginning of period	712,534	545,267	284,762	219,819
End of period	$795,331	$712,534	$325,573	$284,762

Units issued during the period	3,945	6,735	2,231	4,341
Units redeemed during the period	(6,361)	(8,256)	(3,242)	(4,774)

Net units issued (redeemed) during period	(2,416)	(1,521)	(1,011)	(433)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$1,466	$2,183	$32	$547
Net realized gains (losses)	39,811	16,849	1,365	121
Net change in unrealized appreciation/(depreciation)	49,073	49,075	1,049	403
Net increase (decrease) in net assets resulting from operations	90,350	68,107	2,446	1,071

Policy Transactions:
Policy owners’ net payments	6,050	6,756	426	253
Policy loans, surrenders and death benefits	(10,487)	(12,656)	(348)	(112)
Mortality and other (net)	(7,035)	(6,597)	(245)	(225)
Transfers from other divisions or sponsor	22,702	35,070	2,072	1,743
Transfers to other divisions or sponsor	(24,633)	(36,569)	(2,071)	(2,220)
Net increase (decrease) in net assets resulting from contract transactions	(13,403)	(13,996)	(166)	(561)

Net increase (decrease) in net assets	76,947	54,111	2,280	510

Net Assets:
Beginning of period	373,477	319,366	13,770	13,260
End of period	$450,424	$373,477	$16,050	$13,770

Units issued during the period	3,256	4,394	759	851
Units redeemed during the period	(4,954)	(7,007)	(846)	(994)

Net units issued (redeemed) during period	(1,698)	(2,613)	(87)	(143)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$16,638	$19,617	$162	$258
Net realized gains (losses)	120,887	85,248	768	62
Net change in unrealized appreciation/(depreciation)	382,145	178,806	3,289	242
Net increase (decrease) in net assets resulting from operations	519,670	283,671	4,219	562

Policy Transactions:
Policy owners’ net payments	30,333	29,410	515	407
Policy loans, surrenders and death benefits	(51,399)	(47,475)	(637)	(673)
Mortality and other (net)	(33,458)	(28,980)	(319)	(290)
Transfers from other divisions or sponsor	134,699	196,869	11,886	5,762
Transfers to other divisions or sponsor	(165,932)	(205,143)	(7,207)	(3,955)
Net increase (decrease) in net assets resulting from contract transactions	(85,757)	(55,319)	4,238	1,251

Net increase (decrease) in net assets	433,913	228,352	8,457	1,813

Net Assets:
Beginning of period	1,905,123	1,676,771	17,426	15,613
End of period	$2,339,036	$1,905,123	$25,883	$17,426

Units issued during the period	9,806	15,123	3,022	2,440
Units redeemed during the period	(14,773)	(21,151)	(1,521)	(2,152)

Net units issued (redeemed) during period	(4,967)	(6,028)	1,501	288

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$3,164	$3,181	$2,400	$4,807
Net realized gains (losses)	12,699	13,520	4,253	8,275
Net change in unrealized appreciation/(depreciation)	30,194	(17,278)	25,253	(12,896)
Net increase (decrease) in net assets resulting from operations	46,057	(577)	31,906	186

Policy Transactions:
Policy owners’ net payments	4,267	4,433	1,960	1,952
Policy loans, surrenders and death benefits	(6,043)	(3,366)	(2,861)	(3,869)
Mortality and other (net)	(3,879)	(3,678)	(2,477)	(2,164)
Transfers from other divisions or sponsor	16,885	23,506	15,731	18,700
Transfers to other divisions or sponsor	(21,766)	(31,205)	(16,855)	(22,237)
Net increase (decrease) in net assets resulting from contract transactions	(10,536)	(10,310)	(4,502)	(7,618)

Net increase (decrease) in net assets	35,521	(10,887)	27,404	(7,432)

Net Assets:
Beginning of period	212,896	223,783	129,823	137,255
End of period	$248,417	$212,896	$157,227	$129,823

Units issued during the period	3,626	5,499	2,961	4,209
Units redeemed during the period	(6,194)	(8,204)	(4,030)	(5,902)

Net units issued (redeemed) during period	(2,568)	(2,705)	(1,069)	(1,693)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(2,178)	$(933)	$2,231	$3,154
Net realized gains (losses)	97,935	28,029	23,014	18,307
Net change in unrealized appreciation/(depreciation)	(30,710)	106,964	70,138	23,388
Net increase (decrease) in net assets resulting from operations	65,047	134,060	95,383	44,849

Policy Transactions:
Policy owners’ net payments	13,156	13,532	6,919	6,720
Policy loans, surrenders and death benefits	(19,857)	(17,879)	(11,545)	(8,324)
Mortality and other (net)	(11,435)	(10,781)	(6,848)	(5,912)
Transfers from other divisions or sponsor	26,488	43,825	48,241	59,241
Transfers to other divisions or sponsor	(31,142)	(48,948)	(51,270)	(65,314)
Net increase (decrease) in net assets resulting from contract transactions	(22,790)	(20,251)	(14,503)	(13,589)

Net increase (decrease) in net assets	42,257	113,809	80,880	31,260

Net Assets:
Beginning of period	676,705	562,896	403,628	372,368
End of period	$718,962	$676,705	$484,508	$403,628

Units issued during the period	4,270	5,716	4,093	5,876
Units redeemed during the period	(6,913)	(8,901)	(5,807)	(8,239)

Net units issued (redeemed) during period	(2,643)	(3,185)	(1,714)	(2,363)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$585	$890	$(1,817)	$(1,042)
Net realized gains (losses)	2,057	1,240	50,993	21,624
Net change in unrealized appreciation/(depreciation)	13,560	(1,807)	(33,648)	83,294
Net increase (decrease) in net assets resulting from operations	16,202	323	15,528	103,876

Policy Transactions:
Policy owners’ net payments	1,240	1,525	5,602	6,639
Policy loans, surrenders and death benefits	(1,887)	(2,209)	(11,555)	(8,864)
Mortality and other (net)	(1,354)	(1,240)	(6,388)	(5,766)
Transfers from other divisions or sponsor	12,959	11,476	31,502	50,050
Transfers to other divisions or sponsor	(11,905)	(14,942)	(35,881)	(54,923)
Net increase (decrease) in net assets resulting from contract transactions	(947)	(5,390)	(16,720)	(12,864)

Net increase (decrease) in net assets	15,255	(5,067)	(1,192)	91,012

Net Assets:
Beginning of period	71,374	76,441	421,615	330,603
End of period	$86,629	$71,374	$420,423	$421,615

Units issued during the period	1,924	1,762	3,134	4,426
Units redeemed during the period	(2,001)	(2,828)	(5,040)	(6,568)

Net units issued (redeemed) during period	(77)	(1,066)	(1,906)	(2,142)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$237	$617	$(108)	$116
Net realized gains (losses)	3,429	1,583	14,313	11,456
Net change in unrealized appreciation/(depreciation)	11,464	3,905	31,956	3,561
Net increase (decrease) in net assets resulting from operations	15,130	6,105	46,161	15,133

Policy Transactions:
Policy owners’ net payments	373	1,174	4,143	3,558
Policy loans, surrenders and death benefits	(2,005)	(767)	(5,087)	(5,192)
Mortality and other (net)	(1,090)	(918)	(3,786)	(3,115)
Transfers from other divisions or sponsor	24,128	21,161	13,536	10,124
Transfers to other divisions or sponsor	(17,625)	(18,320)	(15,008)	(17,462)
Net increase (decrease) in net assets resulting from contract transactions	3,781	2,330	(6,202)	(12,087)

Net increase (decrease) in net assets	18,911	8,435	39,959	3,046

Net Assets:
Beginning of period	58,712	50,277	207,859	204,813
End of period	$77,623	$58,712	$247,818	$207,859

Units issued during the period	4,806	5,970	2,847	3,055
Units redeemed during the period	(3,738)	(4,668)	(3,686)	(5,626)

Net units issued (redeemed) during period	1,068	1,302	(839)	(2,571)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$165	$1,546	$516	$980
Net realized gains (losses)	8,467	2,071	2,353	1,421
Net change in unrealized appreciation/(depreciation)	13,803	17,483	4,839	5,081
Net increase (decrease) in net assets resulting from operations	22,435	21,100	7,708	7,482

Policy Transactions:
Policy owners’ net payments	2,962	3,786	1,429	667
Policy loans, surrenders and death benefits	(2,563)	(3,258)	(1,155)	(1,325)
Mortality and other (net)	(2,422)	(2,472)	(1,082)	(944)
Transfers from other divisions or sponsor	26,198	32,239	28,804	28,117
Transfers to other divisions or sponsor	(24,514)	(30,326)	(22,775)	(24,159)
Net increase (decrease) in net assets resulting from contract transactions	(339)	(31)	5,221	2,356

Net increase (decrease) in net assets	22,096	21,069	12,929	9,838

Net Assets:
Beginning of period	144,050	122,981	63,483	53,645
End of period	$166,146	$144,050	$76,412	$63,483

Units issued during the period	4,832	6,314	7,066	8,133
Units redeemed during the period	(4,720)	(6,834)	(4,423)	(7,113)

Net units issued (redeemed) during period	112	(520)	2,643	1,020

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$9,838	$14,107	$82	$1,245
Net realized gains (losses)	(598)	(3,882)	1,915	369
Net change in unrealized appreciation/(depreciation)	13,555	(27,537)	(6,954)	17,071
Net increase (decrease) in net assets resulting from operations	22,795	(17,312)	(4,957)	18,685

Policy Transactions:
Policy owners’ net payments	17,200	18,249	901	1,402
Policy loans, surrenders and death benefits	(12,366)	(12,466)	(1,475)	(1,293)
Mortality and other (net)	(8,796)	(5,334)	(1,327)	(1,127)
Transfers from other divisions or sponsor	37,765	46,851	22,511	16,503
Transfers to other divisions or sponsor	(36,315)	(56,584)	(14,932)	(13,302)
Net increase (decrease) in net assets resulting from contract transactions	(2,512)	(9,284)	5,678	2,183

Net increase (decrease) in net assets	20,283	(26,596)	721	20,868

Net Assets:
Beginning of period	499,784	526,380	90,119	69,251
End of period	$520,067	$499,784	$90,840	$90,119

Units issued during the period	14,271	18,687	12,145	12,162
Units redeemed during the period	(14,604)	(21,756)	(8,348)	(11,040)

Net units issued (redeemed) during period	(333)	(3,069)	3,797	1,122

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(728)	$(259)	$437	$566
Net realized gains (losses)	12	1	327	318
Net change in unrealized appreciation/(depreciation)	-	-	(922)	219
Net increase (decrease) in net assets resulting from operations	(716)	(258)	(158)	1,103

Policy Transactions:
Policy owners’ net payments	34,347	35,425	468	133
Policy loans, surrenders and death benefits	(40,645)	(24,977)	(1,119)	(840)
Mortality and other (net)	(4,709)	(4,877)	(552)	(539)
Transfers from other divisions or sponsor	103,727	209,259	12,076	16,356
Transfers to other divisions or sponsor	(102,300)	(184,392)	(10,589)	(14,626)
Net increase (decrease) in net assets resulting from contract transactions	(9,580)	30,438	284	484

Net increase (decrease) in net assets	(10,296)	30,180	126	1,587

Net Assets:
Beginning of period	182,327	152,147	31,927	30,340
End of period	$172,031	$182,327	$32,053	$31,927

Units issued during the period	66,594	110,895	6,696	11,138
Units redeemed during the period	(71,434)	(94,895)	(6,801)	(11,606)

Net units issued (redeemed) during period	(4,840)	16,000	(105)	(468)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$4,914	$6,905	$83	$234
Net realized gains (losses)	13,940	3,230	3,334	2,339
Net change in unrealized appreciation/(depreciation)	(24,783)	12,690	(4,565)	(253)
Net increase (decrease) in net assets resulting from operations	(5,929)	22,825	(1,148)	2,320

Policy Transactions:
Policy owners’ net payments	7,423	6,721	630	598
Policy loans, surrenders and death benefits	(7,126)	(8,542)	(764)	(480)
Mortality and other (net)	(4,785)	(5,508)	(294)	(363)
Transfers from other divisions or sponsor	77,145	136,521	3,578	11,308
Transfers to other divisions or sponsor	(73,839)	(119,883)	(4,927)	(7,561)
Net increase (decrease) in net assets resulting from contract transactions	(1,182)	9,309	(1,777)	3,502

Net increase (decrease) in net assets	(7,111)	32,134	(2,925)	5,822

Net Assets:
Beginning of period	298,735	266,601	19,772	13,950
End of period	$291,624	$298,735	$16,847	$19,772

Units issued during the period	9,347	12,059	1,961	6,175
Units redeemed during the period	(9,127)	(9,726)	(3,271)	(4,252)

Net units issued (redeemed) during period	220	2,333	(1,310)	1,923

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$121	$239	$5,930	$6,240
Net realized gains (losses)	559	241	781	867
Net change in unrealized appreciation/(depreciation)	553	723	(795)	(314)
Net increase (decrease) in net assets resulting from operations	1,233	1,203	5,916	6,793

Policy Transactions:
Policy owners’ net payments	453	(105)	3,017	2,470
Policy loans, surrenders and death benefits	(716)	(770)	(3,086)	(3,527)
Mortality and other (net)	(324)	(240)	(2,105)	(2,163)
Transfers from other divisions or sponsor	19,228	15,736	26,574	44,994
Transfers to other divisions or sponsor	(11,957)	(12,463)	(24,643)	(46,217)
Net increase (decrease) in net assets resulting from contract transactions	6,684	2,158	(243)	(4,443)

Net increase (decrease) in net assets	7,917	3,361	5,673	2,350

Net Assets:
Beginning of period	15,242	11,881	122,455	120,105
End of period	$23,159	$15,242	$128,128	$122,455

Units issued during the period	8,366	5,434	2,607	3,948
Units redeemed during the period	(3,731)	(4,243)	(3,100)	(4,774)

Net units issued (redeemed) during period	4,635	1,191	(493)	(826)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$1,079	$2,077	$8,859	$7,957
Net realized gains (losses)	1,269	(31)	27,371	13,328
Net change in unrealized appreciation/(depreciation)	(2,643)	1,141	(5,956)	25,414
Net increase (decrease) in net assets resulting from operations	(295)	3,187	30,274	46,699

Policy Transactions:
Policy owners’ net payments	1,303	861	8,867	10,536
Policy loans, surrenders and death benefits	(1,543)	(1,471)	(19,384)	(12,873)
Mortality and other (net)	(1,002)	(980)	(9,531)	(9,190)
Transfers from other divisions or sponsor	18,260	18,075	27,815	43,404
Transfers to other divisions or sponsor	(14,909)	(13,386)	(24,795)	(42,144)
Net increase (decrease) in net assets resulting from contract transactions	2,109	3,099	(17,028)	(10,267)

Net increase (decrease) in net assets	1,814	6,286	13,246	36,432

Net Assets:
Beginning of period	61,825	55,539	436,985	400,553
End of period	$63,639	$61,825	$450,231	$436,985

Units issued during the period	6,649	9,477	3,809	4,994
Units redeemed during the period	(5,869)	(8,702)	(5,242)	(5,749)

Net units issued (redeemed) during period	780	775	(1,433)	(755)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$1,136	$1,081	$405	$291
Net realized gains (losses)	3,804	3,120	40,341	3,380
Net change in unrealized appreciation/(depreciation)	1,148	3,110	7,619	24,679
Net increase (decrease) in net assets resulting from operations	6,088	7,311	48,365	28,350

Policy Transactions:
Policy owners’ net payments	1,320	316	3,905	4,471
Policy loans, surrenders and death benefits	(1,900)	(1,023)	(5,629)	(5,566)
Mortality and other (net)	(1,167)	(1,202)	(3,557)	(3,078)
Transfers from other divisions or sponsor	1,881	3,750	14,201	11,681
Transfers to other divisions or sponsor	(2,385)	(4,434)	(13,546)	(21,609)
Net increase (decrease) in net assets resulting from contract transactions	(2,251)	(2,593)	(4,626)	(14,101)

Net increase (decrease) in net assets	3,837	4,718	43,739	14,249

Net Assets:
Beginning of period	61,996	57,278	195,199	180,950
End of period	$65,833	$61,996	$238,938	$195,199

Units issued during the period	1,336	2,219	1,983	2,463
Units redeemed during the period	(1,955)	(2,969)	(2,647)	(4,536)

Net units issued (redeemed) during period	(619)	(750)	(664)	(2,073)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$(321)	$(132)	$1	$15
Net realized gains (losses)	13,465	1,585	491	289
Net change in unrealized appreciation/(depreciation)	7,551	15,575	1,253	906
Net increase (decrease) in net assets resulting from operations	20,695	17,028	1,745	1,210

Policy Transactions:
Policy owners’ net payments	1,381	515	188	163
Policy loans, surrenders and death benefits	(2,765)	(1,571)	(42)	(188)
Mortality and other (net)	(1,348)	(1,058)	(131)	(132)
Transfers from other divisions or sponsor	12,459	17,846	3,138	2,649
Transfers to other divisions or sponsor	(10,272)	(9,616)	(2,755)	(1,885)
Net increase (decrease) in net assets resulting from contract transactions	(545)	6,116	398	607

Net increase (decrease) in net assets	20,150	23,144	2,143	1,817

Net Assets:
Beginning of period	75,874	52,730	7,378	5,561
End of period	$96,024	$75,874	$9,521	$7,378

Units issued during the period	2,866	5,532	494	548
Units redeemed during the period	(3,148)	(3,922)	(254)	(359)

Net units issued (redeemed) during period	(282)	1,610	240	189

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$451	$78	$(233)	$(331)
Net realized gains (losses)	37,811	3,683	34,660	1,870
Net change in unrealized appreciation/(depreciation)	16,539	49,436	(6,361)	10,112
Net increase (decrease) in net assets resulting from operations	54,801	53,197	28,066	11,651

Policy Transactions:
Policy owners’ net payments	3,484	5,065	2,887	2,692
Policy loans, surrenders and death benefits	(11,461)	(7,098)	(3,657)	(3,165)
Mortality and other (net)	(4,662)	(4,280)	(2,102)	(1,698)
Transfers from other divisions or sponsor	9,479	13,336	12,777	13,532
Transfers to other divisions or sponsor	(12,769)	(17,898)	(12,877)	(15,571)
Net increase (decrease) in net assets resulting from contract transactions	(15,929)	(10,875)	(2,972)	(4,210)

Net increase (decrease) in net assets	38,872	42,322	25,094	7,441

Net Assets:
Beginning of period	280,202	237,880	112,133	104,692
End of period	$319,074	$280,202	$137,227	$112,133

Units issued during the period	3,615	4,675	2,452	2,504
Units redeemed during the period	(7,689)	(8,194)	(3,029)	(3,705)

Net units issued (redeemed) during period	(4,074)	(3,519)	(577)	(1,201)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$3,043	$933	$469	$1,340
Net realized gains (losses)	11,224	(2,733)	1,164	3,325
Net change in unrealized appreciation/(depreciation)	1,827	6,925	(3,677)	2,363
Net increase (decrease) in net assets resulting from operations	16,094	5,125	(2,044)	7,028

Policy Transactions:
Policy owners’ net payments	3,860	3,584	2,380	1,779
Policy loans, surrenders and death benefits	(4,364)	(2,620)	(2,143)	(2,269)
Mortality and other (net)	(2,336)	(1,959)	(1,575)	(1,893)
Transfers from other divisions or sponsor	18,750	25,493	33,706	102,903
Transfers to other divisions or sponsor	(18,277)	(28,759)	(31,590)	(103,654)
Net increase (decrease) in net assets resulting from contract transactions	(2,367)	(4,261)	778	(3,134)

Net increase (decrease) in net assets	13,727	864	(1,266)	3,894

Net Assets:
Beginning of period	132,255	131,391	92,143	88,249
End of period	$145,982	$132,255	$90,877	$92,143

Units issued during the period	4,996	6,839	4,132	8,281
Units redeemed during the period	(5,837)	(8,708)	(4,319)	(8,270)

Net units issued (redeemed) during period	(841)	(1,869)	(187)	11

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$8,491	$1,729	$364	$109
Net realized gains (losses)	2,204	(1,548)	388	(201)
Net change in unrealized appreciation/(depreciation)	33,891	(11,356)	(126)	487
Net increase (decrease) in net assets resulting from operations	44,586	(11,175)	626	395

Policy Transactions:
Policy owners’ net payments	4,356	4,966	35	290
Policy loans, surrenders and death benefits	(4,737)	(4,946)	157	(223)
Mortality and other (net)	(3,089)	(2,906)	(175)	(167)
Transfers from other divisions or sponsor	24,494	32,898	2,324	1,506
Transfers to other divisions or sponsor	(24,151)	(36,893)	(142)	(1,645)
Net increase (decrease) in net assets resulting from contract transactions	(3,127)	(6,881)	2,199	(239)

Net increase (decrease) in net assets	41,459	(18,056)	2,825	156

Net Assets:
Beginning of period	168,688	186,744	7,655	7,499
End of period	$210,147	$168,688	$10,480	$7,655

Units issued during the period	2,951	3,470	1,113	1,337
Units redeemed during the period	(3,260)	(4,808)	(545)	(1,514)

Net units issued (redeemed) during period	(309)	(1,338)	568	(177)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$1,184	$158	$1,082	$244
Net realized gains (losses)	2,549	(237)	2,718	(238)
Net change in unrealized appreciation/(depreciation)	(535)	1,562	52	1,749
Net increase (decrease) in net assets resulting from operations	3,198	1,483	3,852	1,755

Policy Transactions:
Policy owners’ net payments	825	408	110	(128)
Policy loans, surrenders and death benefits	(2,529)	270	38	(574)
Mortality and other (net)	(548)	(434)	(413)	(405)
Transfers from other divisions or sponsor	7,523	3,077	1,473	1,031
Transfers to other divisions or sponsor	(5,134)	(3,242)	(397)	(2,309)
Net increase (decrease) in net assets resulting from contract transactions	137	79	811	(2,385)

Net increase (decrease) in net assets	3,335	1,562	4,663	(630)

Net Assets:
Beginning of period	25,051	23,489	22,707	23,337
End of period	$28,386	$25,051	$27,370	$22,707

Units issued during the period	1,331	3,029	1,096	1,170
Units redeemed during the period	(1,526)	(2,940)	(1,036)	(2,008)

Net units issued (redeemed) during period	(195)	89	60	(838)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$525	$175	$1,606	$1,061
Net realized gains (losses)	1,049	(308)	(75)	(2,116)
Net change in unrealized appreciation/(depreciation)	221	298	5,566	949
Net increase (decrease) in net assets resulting from operations	1,795	165	7,097	(106)

Policy Transactions:
Policy owners’ net payments	(69)	(446)	806	757
Policy loans, surrenders and death benefits	400	435	(912)	(270)
Mortality and other (net)	(144)	(135)	(484)	(327)
Transfers from other divisions or sponsor	1,132	322	15,526	8,408
Transfers to other divisions or sponsor	(238)	(3,435)	(9,244)	(6,800)
Net increase (decrease) in net assets resulting from contract transactions	1,081	(3,259)	5,692	1,768

Net increase (decrease) in net assets	2,876	(3,094)	12,789	1,662

Net Assets:
Beginning of period	9,192	12,286	23,053	21,391
End of period	$12,068	$9,192	$35,842	$23,053

Units issued during the period	621	394	3,031	2,354
Units redeemed during the period	(384)	(2,354)	(2,087)	(1,963)

Net units issued (redeemed) during period	237	(1,960)	944	391

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2021, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2021 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$52,510	$54,714
Focused Appreciation Division	45,213	26,028
Large Cap Core Stock Division	46,015	27,793
Large Cap Blend Division	3,061	2,243
Index 500 Stock Division	133,983	149,743
Large Company Value Division	9,861	5,202
Domestic Equity Division	17,598	19,710
Equity Income Division	13,742	16,002
Mid Cap Growth Stock Division	109,307	43,579
Index 400 Stock Division	36,404	35,066
Mid Cap Value Division	9,321	9,139
Small Cap Growth Stock Division	57,004	33,605
Index 600 Stock Division	14,260	9,116
Small Cap Value Division	22,157	18,113
International Growth Division	16,621	12,340
Research International Core Division	13,515	6,655
International Equity Division	38,011	30,601

Notes to Financial Statements

Fund Name	Purchases	Sales
Emerging Markets Equity Division	$13,959	$8,229
Government Money Market Division	77,249	86,042
Short-Term Bond Division	8,020	7,222
Select Bond Division	46,367	29,430
Long-Term U.S. Government Bond Division	7,081	5,579
Inflation Protection Bond Division	11,597	4,745
High Yield Bond Division	18,783	13,097
Multi-Sector Bond Division	11,491	7,751
Balanced Division	51,178	38,598
Asset Allocation Division	8,073	5,961
Fidelity VIP Mid Cap Division	47,812	16,349
Fidelity VIP Contrafund Division	20,098	10,093
AMT Sustainable Equity Division	1,674	1,103
U.S. Strategic Equity Division	36,037	25,010
U.S. Small Cap Equity Division	37,925	10,760
International Developed Markets Division	22,458	10,855
Strategic Bond Division	12,646	10,332
Global Real Estate Securities Division	22,104	14,754
LifePoints Moderate Strategy Division	3,797	877
LifePoints Balanced Strategy Division	11,487	8,256
LifePoints Growth Strategy Division	6,699	2,272
LifePoints Equity Growth Strategy Division	3,519	990
Credit Suisse Trust Commodity Return Strategy Division	12,252	4,956

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges on the statements of operations.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Account’s investments. Because of the uncertainties regarding the impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Account and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets		Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock Division
2021	66,254	$10.682204	to	$152.095850	$795,331	0.00	%(2)	0.00% to 0.55%	16.03%	to	16.67	%
2020	68,670	9.197199	to	130.365531	712,534	0.63		0.00 to 0.55	34.23	to	34.97
2019	70,191	6.844781	to	96.585761	545,267	0.66		0.00 to 0.55	28.98	to	29.68
2018	73,927	5.301752	to	74.477290	444,435	0.70		0.00 to 0.55	0.70	to	1.26
2017	75,993	5.259578	to	73.551913	455,218	0.86		0.00 to 0.55	23.59	to	24.27
Focused Appreciation Division
2021	27,874	$9.941660	to	$108.543824	$325,573	0.16%		0.00% to 0.55%	18.25%	to	18.90	%
2020	28,885	8.398901	to	91.289389	284,762	0.55		0.00 to 0.55	31.82	to	32.55
2019	29,318	6.365138	to	68.873586	219,819	0.64		0.00 to 0.55	31.25	to	31.97
2018	31,537	4.844807	to	52.188290	181,353	0.49		0.00 to 0.55	(2.87)	to	(2.34)
2017	32,539	4.983314	to	53.438372	191,961	0.72		0.00 to 0.55	32.89	to	33.62
Large Cap Core Stock Division
2021	54,107	$7.122039	to	$100.458713	$450,424	0.80%		0.00% to 0.55%	24.42%	to	25.10	%
2020	55,805	5.718617	to	80.301917	373,477	1.12		0.00 to 0.55	22.07	to	22.74
2019	58,418	4.680129	to	65.424142	319,366	1.20		0.00 to 0.55	30.47	to	31.19
2018	61,022	3.583452	to	49.869208	255,743	1.51		0.00 to 0.55	(6.55)	to	(6.04)
2017	63,131	3.831001	to	53.073917	282,834	1.76		0.00 to 0.55	24.19	to	24.87
Large Cap Blend Division
2021	4,736	$3.140250	to	$27.701179	$16,050	0.66%		0.00% to 0.55%	17.81%	to	18.46	%
2020	4,823	2.662920	to	23.385328	13,770	5.08		0.00 to 0.55	9.45	to	10.05
2019	4,966	2.430590	to	21.249241	13,260	1.12		0.00 to 0.55	23.29	to	23.97
2018	5,369	1.969452	to	17.140701	11,780	0.78		0.00 to 0.55	(4.53)	to	(4.00)
2017	5,549	2.060897	to	17.855817	12,473	0.92		0.00 to 0.55	18.38	to	19.02
Index 500 Stock Division
2021	170,564	$11.431009	to	$270.376034	$2,339,036	1.22%		0.00% to 0.55%	27.75%	to	28.45	%
2020	175,531	8.939275	to	210.492951	1,905,123	1.63		0.00 to 0.55	17.53	to	18.18
2019	181,559	7.598098	to	178.109105	1,676,771	1.61		0.00 to 0.55	30.46	to	31.18
2018	186,899	5.818234	to	135.776139	1,326,361	1.60		0.00 to 0.55	(5.10)	to	(4.58)
2017	191,990	6.124794	to	142.286114	1,445,616	1.76		0.00 to 0.55	20.85	to	21.52
Large Company Value Division
2021	7,786	$2.895333	to	$25.131615	$25,883	1.13%		0.00% to 0.55%	21.25%	to	21.92	%
2020	6,285	2.385488	to	20.613433	17,426	2.21		0.00 to 0.55	2.07	to	2.64
2019	5,997	2.334690	to	20.083819	15,613	2.21		0.00 to 0.55	26.96	to	27.66
2018	6,176	1.837071	to	15.732361	12,933	1.78		0.00 to 0.55	(8.43)	to	(7.92)
2017	6,091	2.004205	to	17.086312	13,497	2.00		0.00 to 0.55	10.49	to	11.10
Domestic Equity Division
2021	55,120	$3.944337	to	$43.518946	$248,417	1.81%		0.00% to 0.55%	22.04%	to	22.71	%
2020	57,688	3.228727	to	35.463950	212,896	2.11		0.00 to 0.55	0.18	to	0.73
2019	60,393	3.219819	to	35.207252	223,783	1.83		0.00 to 0.55	20.11	to	20.77
2018	63,912	2.678096	to	29.152607	197,690	1.74		0.00 to 0.55	(3.34)	to	(2.81)
2017	67,362	2.768059	to	29.996128	217,712	1.62		0.00 to 0.55	13.16	to	13.78
Equity Income Division
2021	28,790	$4.715128	to	$51.480302	$157,227	2.06%		0.00% to 0.55%	25.01%	to	25.70	%
2020	29,859	3.767909	to	40.954303	129,823	4.65		0.00 to 0.55	0.65	to	1.20
2019	31,552	3.739921	to	40.467475	137,255	2.29		0.00 to 0.55	25.92	to	26.61
2018	34,607	2.967059	to	31.961107	119,195	2.01		0.00 to 0.55	(9.84)	to	(9.35)
2017	35,456	3.287847	to	35.257091	135,832	2.20		0.00 to 0.55	15.61	to	16.24

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2021	81,344	$7.434766	to	$213.536458	$718,962	0.15%	0.00% to 0.55%	9.58%	to	10.18	%
2020	83,987	6.778346	to	193.811117	676,705	0.28	0.00 to 0.55	24.72	to	25.41
2019	87,172	5.429275	to	154.540637	562,896	0.18	0.00 to 0.55	32.29	to	33.01
2018	91,231	4.100122	to	116.184426	445,659	0.13	0.00 to 0.55	(7.89)	to	(7.38)
2017	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63	to	20.29
Index 400 Stock Division
2021	54,702	$7.938833	to	$93.570328	$484,508	0.91%	0.00% to 0.55%	23.78%	to	24.46	%
2020	56,416	6.407252	to	75.180406	403,628	1.38	0.00 to 0.55	12.75	to	13.37
2019	58,779	5.677085	to	66.313755	372,368	1.21	0.00 to 0.55	25.20	to	25.88
2018	60,974	4.530052	to	52.678316	309,099	1.11	0.00 to 0.55	(11.82)	to	(11.33)
2017	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33	to	15.96
Mid Cap Value Division
2021	13,753	$5.656306	to	$61.756931	$86,629	1.15%	0.00% to 0.55%	22.60%	to	23.27	%
2020	13,830	4.609170	to	50.098747	71,374	1.83	0.00 to 0.55	1.11	to	1.67
2019	14,896	4.554015	to	49.276848	76,441	1.61	0.00 to 0.55	28.50	to	29.21
2018	15,826	3.540449	to	38.138006	63,562	1.60	0.00 to 0.55	(13.33)	to	(12.85)
2017	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20	to	11.81
Small Cap Growth Stock Division
2021	47,947	$8.027417	to	$108.425869	$420,423	0.02%	0.00% to 0.55%	3.54%	to	4.11	%
2020	49,853	7.745486	to	104.149054	421,615	0.11	0.00 to 0.55	32.74	to	33.47
2019	51,995	5.829238	to	78.030714	330,603	0.10	0.00 to 0.55	34.95	to	35.69
2018	54,724	4.315234	to	57.505467	257,677	0.00	0.00 to 0.55	(12.19)	to	(11.71)
2017	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94	to	21.61
Index 600 Stock Division
2021	20,381	$3.345869	to	$38.363170	$77,623	0.76%	0.00% to 0.55%	25.53%	to	26.22	%
2020	19,313	2.662820	to	30.394793	58,712	1.79	0.00 to 0.55	10.32	to	10.93
2019	18,011	2.411252	to	27.399696	50,277	0.25	0.00 to 0.55	21.77	to	22.44
2018	17,485	1.978237	to	22.378619	40,272	1.41	0.00 to 0.55	(9.28)	to	(8.78)
2017	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31	to	12.93
Small Cap Value Division
2021	34,651	$6.383645	to	$70.431381	$247,818	0.39%	0.00% to 0.55%	22.33%	to	23.00	%
2020	35,490	5.213261	to	57.260960	207,859	0.51	0.00 to 0.55	8.69	to	9.29
2019	38,061	4.791826	to	52.395678	204,813	0.47	0.00 to 0.55	25.20	to	25.89
2018	40,431	3.823467	to	41.620093	175,135	0.53	0.00 to 0.55	(13.21)	to	(12.73)
2017	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04	to	11.65
International Growth Division
2021	41,010	$3.583669	to	$39.539175	$166,146	0.53%	0.00% to 0.55%	15.28%	to	15.92	%
2020	40,898	3.105508	to	34.110132	144,050	1.69	0.00 to 0.55	17.26	to	17.91
2019	41,418	2.645647	to	28.928599	122,981	1.25	0.00 to 0.55	34.07	to	34.80
2018	43,088	1.971431	to	21.459907	95,359	1.40	0.00 to 0.55	(11.76)	to	(11.28)
2017	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32	to	30.03
Research International Core Division
2021	36,412	$1.833587	to	$18.026460	$76,412	1.14%	0.00% to 0.55%	11.46%	to	12.07	%
2020	33,769	1.643464	to	16.084924	63,483	2.26	0.00 to 0.55	12.84	to	13.46
2019	32,749	1.454984	to	14.176293	53,645	1.66	0.00 to 0.55	27.55	to	28.25
2018	27,318	1.139564	to	11.053328	36,026	1.66	0.00 to 0.55	(14.14)	to	(13.66)
2017	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51	to	28.21

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets		Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity Division
2021	120,120	$3.746814	to	$5.930327	$520,067	2.32%		0.00% to 0.55%	4.43%	to	5.00	%
2020	120,453	3.584281	to	5.647675	499,784	3.58		0.00 to 0.55	(3.24)	to	(2.71)
2019	123,522	3.700743	to	5.804990	526,380	2.49		0.00 to 0.55	11.98	to	12.60
2018	128,969	3.301503	to	5.155553	489,960	2.50		0.00 to 0.55	(15.87)	to	(15.41)
2017	132,108	3.920448	to	6.094491	598,133	2.35		0.00 to 0.55	21.63	to	22.30
Emerging Markets Equity Division
2021	62,889	$1.267943	to	$15.578805	$90,840	0.51%		0.00% to 0.55%	(5.07)%	to	(4.55)%
2020	59,092	1.334398	to	16.321818	90,119	2.26		0.00 to 0.55	26.16	to	26.86
2019	57,970	1.056655	to	12.866468	69,251	1.11		0.00 to 0.55	19.94	to	20.60
2018	56,859	0.880106	to	10.668771	56,824	1.31		0.00 to 0.55	(14.23)	to	(13.75)
2017	53,406	1.025080	to	12.370178	62,871	0.92		0.00 to 0.55	27.14	to	27.84
Government Money Market Division
2021	90,464	$1.559755	to	$43.483468	$172,031	0.00	%(2)	0.00% to 0.55%	(0.54)%	to	0.01	%
2020	95,304	1.566628	to	43.480109	182,327	0.26		0.00 to 0.55	(0.24)	to	0.31
2019	79,304	1.568812	to	43.345856	152,147	1.92		0.00 to 0.55	1.38	to	1.94
2018	78,642	1.545924	to	42.522150	154,530	1.53		0.00 to 0.55	0.97	to	1.53
2017	77,104	1.529296	to	41.875417	147,850	0.59		0.00 to 0.55	0.05	to	0.60
Short-Term Bond Division
2021	22,420	$1.119426	to	$13.941366	$32,053	1.76%		0.00% to 0.55%	(0.64)%	to	(0.10)%
2020	22,525	1.125573	to	13.954768	31,927	2.30		0.00 to 0.55	3.72	to	4.29
2019	22,993	1.084100	to	13.380170	30,340	2.05		0.00 to 0.55	3.81	to	4.38
2018	16,642	1.043226	to	12.818134	24,893	1.54		0.00 to 0.55	0.81	to	1.36
2017	16,212	1.033965	to	12.646732	22,489	1.28		0.00 to 0.55	0.78	to	1.33
Select Bond Division
2021	73,511	$3.230152	to	$263.835613	$291,624	2.09%		0.00% to 0.55%	(2.12)%	to	(1.59)%
2020	73,291	3.297004	to	268.089237	298,735	2.81		0.00 to 0.55	8.38	to	8.98
2019	70,958	3.038977	to	245.997917	266,601	2.77		0.00 to 0.55	8.06	to	8.65
2018	70,449	2.809628	to	226.413644	243,011	2.25		0.00 to 0.55	(0.76)	to	(0.21)
2017	70,939	2.828365	to	226.897252	251,754	2.07		0.00 to 0.55	3.02	to	3.58
Long-Term U.S Government Bond Division
2021	8,535	$1.764661	to	$25.468271	$16,847	0.92%		0.00% to 0.55%	(5.89)%	to	(5.37)%
2020	9,845	1.873219	to	26.913884	19,772	1.66		0.00 to 0.55	16.73	to	17.37
2019	7,922	1.603184	to	22.930587	13,950	2.20		0.00 to 0.55	12.55	to	13.17
2018	6,965	1.423026	to	20.262648	10,667	2.02		0.00 to 0.55	(2.58)	to	(2.04)
2017	6,284	1.459300	to	20.685508	9,880	1.86		0.00 to 0.55	7.69	to	8.28
Inflation Protection Division
2021	14,019	$1.357159	to	$18.278682	$23,159	0.99%		0.00% to 0.55%	6.02%	to	6.61	%
2020	9,384	1.278801	to	17.146141	15,242	2.12		0.00 to 0.55	8.97	to	9.57
2019	8,193	1.172363	to	15.648347	11,881	2.63		0.00 to 0.55	8.42	to	9.02
2018	8,142	1.080225	to	14.354000	10,811	2.09		0.00 to 0.55	(3.14)	to	(2.61)
2017	7,799	1.114216	to	14.738894	10,493	0.69		0.00 to 0.55	3.01	to	3.58
High Yield Bond Division
2021	22,334	$4.905909	to	$66.738383	$128,128	5.20%		0.00% to 0.55%	4.73%	to	5.31	%
2020	22,827	4.679675	to	63.375613	122,455	5.82		0.00 to 0.55	6.06	to	6.64
2019	23,653	4.407984	to	59.428074	120,105	5.49		0.00 to 0.55	14.34	to	14.97
2018	24,213	3.851321	to	51.690668	107,388	5.42		0.00 to 0.55	(3.24)	to	(2.71)
2017	25,336	3.976385	to	53.128855	116,367	5.44		0.00 to 0.55	6.30	to	6.88

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Multi-Sector Bond Division
2021	34,042	$1.592560	to	$22.416380	$63,639	2.13%	0.00% to 0.55%	(0.62)%	to	(0.08)%
2020	33,262	1.600950	to	22.433485	61,825	4.14	0.00 to 0.55	5.55	to	6.13
2019	32,487	1.515308	to	21.138053	55,539	4.66	0.00 to 0.55	13.42	to	14.04
2018	27,865	1.334721	to	18.535667	41,877	3.12	0.00 to 0.55	(1.84)	to	(1.30)
2017	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79	to	8.38
Balanced Division
2021	43,559	$5.298608	to	$298.595878	$450,231	2.46%	0.00% to 0.55%	6.97%	to	7.56	%
2020	44,992	4.948376	to	277.610210	436,985	2.47	0.00 to 0.55	11.87	to	12.49
2019	45,747	4.418751	to	246.784874	400,553	2.30	0.00 to 0.55	17.28	to	17.92
2018	45,928	3.764026	to	209.277798	347,349	2.37	0.00 to 0.55	(3.98)	to	(3.45)
2017	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37	to	11.98
Asset Allocation Division
2021	16,048	$3.303784	to	$36.450275	$65,833	2.20%	0.00% to 0.55%	9.85%	to	10.45	%
2020	16,667	3.004653	to	33.001529	61,996	2.36	0.00 to 0.55	12.81	to	13.43
2019	17,417	2.660780	to	29.093477	57,278	2.23	0.00 to 0.55	20.42	to	21.08
2018	17,585	2.207402	to	24.028105	48,341	1.99	0.00 to 0.55	(5.40)	to	(4.88)
2017	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25	to	14.87
Fidelity VIP Mid Cap Division
2021	25,885	$8.105508	to	$88.496791	$238,938	0.62%	0.00% to 0.55%	24.92%	to	25.60	%
2020	26,549	6.482361	to	70.458211	195,199	0.62	0.00 to 0.55	17.42	to	18.07
2019	28,622	5.515184	to	59.676525	180,950	0.67	0.00 to 0.55	22.50	to	23.17
2018	30,730	4.497777	to	48.449732	159,036	0.40	0.00 to 0.55	(15.24)	to	(14.77)
2017	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88	to	20.54
Fidelity VIP Contrafund Division
2021	20,055	$4.031040	to	$45.041088	$96,024	0.06%	0.00% to 0.55%	27.14%	to	27.83	%
2020	20,337	3.167508	to	35.233871	75,874	0.22	0.00 to 0.55	29.74	to	30.46
2019	18,727	2.438969	to	27.008170	52,730	0.22	0.00 to 0.55	30.56	to	31.27
2018	19,649	1.866274	to	20.573795	41,918	0.44	0.00 to 0.55	(7.15)	to	(6.64)
2017	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92	to	21.59
AMT Sustainable Equity Division
2021	2,292	$3.328113	to	$36.931533	$9,521	0.39%	0.00% to 0.55%	22.80%	to	23.48	%
2020	2,052	2.707463	to	29.909730	7,378	0.64	0.00 to 0.55	18.91	to	19.56
2019	1,863	2.274699	to	25.016087	5,561	0.41	0.00 to 0.55	25.20	to	25.88
2018	2,134	1.815096	to	19.872228	5,073	0.51	0.00 to 0.55	(6.23)	to	(5.72)
2017	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78	to	18.43
U.S. Strategic Equity Division
2021	75,818	$3.725106	to	$42.853358	$319,074	0.56%	0.00% to 0.55%	19.74%	to	20.40	%
2020	79,892	3.107894	to	35.592905	280,202	0.45	0.00 to 0.55	23.16	to	23.84
2019	83,411	2.520964	to	28.741505	237,880	1.07	0.00 to 0.55	29.55	to	30.26
2018	88,552	1.943977	to	22.064057	195,830	1.15	0.00 to 0.55	(10.14)	to	(9.64)
2017	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14	to	20.80
U.S. Small Cap Equity Division
2021	27,419	$4.493029	to	$53.013410	$137,227	0.25%	0.00% to 0.55%	25.10%	to	25.79	%
2020	27,996	3.587903	to	42.144292	112,133	0.06	0.00 to 0.55	12.08	to	12.70
2019	29,197	3.197903	to	37.394611	104,692	0.56	0.00 to 0.55	22.40	to	23.07
2018	31,008	2.610168	to	30.385277	91,320	0.47	0.00 to 0.55	(12.45)	to	(11.97)
2017	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85	to	15.48

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Developed Markets Division
2021	53,017	$2.411511	to	$27.103303	$145,982	2.54%	0.00% to 0.55%	12.04%	to	12.66	%
2020	53,858	2.150242	to	24.058667	132,255	1.25	0.00 to 0.55	4.50	to	5.08
2019	55,727	2.055606	to	22.896522	131,391	2.62	0.00 to 0.55	19.07	to	19.72
2018	58,409	1.724712	to	19.124827	116,077	1.72	0.00 to 0.55	(15.34)	to	(14.87)
2017	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29	to	24.98
Strategic Bond Division
2021	27,240	$2.605094	to	$28.706174	$90,877	0.91%	0.00% to 0.55%	(2.36)%	to	(1.82)%
2020	27,427	2.665278	to	29.237785	92,143	1.82	0.00 to 0.55	7.84	to	8.43
2019	27,416	2.469076	to	26.963899	88,249	2.75	0.00 to 0.55	8.60	to	9.19
2018	28,147	2.271363	to	24.693685	81,612	2.12	0.00 to 0.55	(1.35)	to	(0.81)
2017	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30	to	3.86
Global Real Estate Securities Division
2021	28,990	$6.481448	to	$71.324137	$210,147	4.86%	0.00% to 0.55%	26.50%	to	27.19	%
2020	29,299	5.118605	to	56.074809	168,688	1.53	0.00 to 0.55	(5.70)	to	(5.18)
2019	30,637	5.422414	to	59.135972	186,744	5.05	0.00 to 0.55	20.98	to	21.64
2018	32,010	4.477782	to	48.615288	161,150	4.49	0.00 to 0.55	(6.24)	to	(5.73)
2017	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19	to	11.80
LifePoints Moderate Strategy Division
2021	4,179	$1.638637	to	$20.401736	$10,480	4.49%	0.00% to 0.55%	7.64%	to	8.23	%
2020	3,611	1.520808	to	18.849922	7,655	2.02	0.00 to 0.55	5.82	to	6.40
2019	3,788	1.435781	to	17.716081	7,499	1.21	0.00 to 0.55	11.93	to	12.54
2018	3,780	1.281521	to	15.741887	6,714	4.57	0.00 to 0.55	(5.44)	to	(4.92)
2017	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29	to	9.88
LifePoints Balanced Strategy Division
2021	10,886	$1.866741	to	$21.853460	$28,386	4.57%	0.00% to 0.55%	12.42%	to	13.04	%
2020	11,081	1.658834	to	19.332571	25,051	1.18	0.00 to 0.55	7.06	to	7.65
2019	10,992	1.547882	to	17.958473	23,489	1.59	0.00 to 0.55	15.81	to	16.45
2018	10,926	1.335190	to	15.421524	19,333	5.36	0.00 to 0.55	(7.31)	to	(6.80)
2017	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39	to	12.00
LifePoints Growth Strategy Division
2021	10,220	$2.054904	to	$22.430026	$27,370	4.75%	0.00% to 0.55%	16.80%	to	17.44	%
2020	10,160	1.757555	to	19.098502	22,707	1.67	0.00 to 0.55	9.15	to	9.75
2019	10,998	1.608669	to	17.402048	23,337	0.70	0.00 to 0.55	17.42	to	18.06
2018	11,759	1.368685	to	14.739598	21,011	4.93	0.00 to 0.55	(8.55)	to	(8.05)
2017	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02	to	15.65
LifePoints Equity Growth Strategy Division
2021	4,062	$2.150303	to	$21.427646	$12,068	5.29%	0.00% to 0.55%	18.96%	to	19.61	%
2020	3,825	1.805853	to	17.914598	9,192	2.42	0.00 to 0.55	7.66	to	8.26
2019	5,785	1.675624	to	16.548015	12,286	0.23	0.00 to 0.55	19.43	to	20.09
2018	6,734	1.401615	to	13.779890	11,597	4.92	0.00 to 0.55	(9.95)	to	(9.45)
2017	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91	to	17.55
Credit Suisse Trust Commodity Return Strategy Division
2021	5,500	$5.986523	to	$6.295966	$35,842	5.48%	0.00% to 0.55%	27.79%	to	28.49	%
2020	4,556	4.659188	to	4.922044	23,053	5.73	0.00 to 0.55	(2.02)	to	(1.48)
2019	4,165	4.729147	to	5.018507	21,391	0.88	0.00 to 0.55	6.11	to	6.69
2018	4,165	4.432602	to	4.724979	20,036	2.52	0.00 to 0.55	(12.14)	to	(11.66)
2017	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96	to	1.52

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 15, 2022

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2021	2020

Assets:
Bonds	$179,121	$166,324
Mortgage loans	47,844	41,568
Policy loans	17,208	17,686
Common and preferred stocks	4,242	5,083
Real estate	3,113	2,959
Other investments	29,184	24,942
Cash and short-term investments	3,786	3,239

Total investments	284,498	261,801

Due and accrued investment income	2,042	2,522
Net deferred tax assets	1,569	2,305
Deferred premium and other assets	4,162	3,692
Separate account assets	42,383	38,447

Total assets	$334,654	$308,767

Liabilities and surplus:
Policy benefit reserves	$230,034	$217,365
Deposit funds	8,303	4,860
Policyowner dividends payable	6,505	6,220
Interest maintenance reserve	3,162	2,355
Asset valuation reserve	7,733	7,362
Income taxes payable	-	231
Other liabilities	7,251	6,970
Separate account liabilities	42,383	38,447

Total liabilities	305,371	283,810

Surplus:
Surplus notes	4,475	3,573
Unassigned surplus	24,808	21,384

Total surplus	29,283	24,957

Total liabilities and surplus	$334,654	$308,767

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2021	2020	2019

Revenue:
Premiums	$22,771	$19,323	$19,010
Net investment income	10,447	11,078	10,149
Other income	814	723	696

Total revenue	34,032	31,124	29,855

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	12,022	11,736	11,515
Net additions to policy benefit reserves	12,736	9,527	9,451
Net transfers from separate accounts	(805)	(680)	(783)

Total benefits	23,953	20,583	20,183

Commissions and operating expenses	4,048	3,502	3,306

Total benefits and expenses	28,001	24,085	23,489

Gain from operations before dividends and taxes	6,031	7,039	6,366

Policyowner dividends	6,522	6,235	5,999

(Loss) gain from operations before taxes	(491)	804	367
Income tax (benefit) expense	(1,166)	277	(199)

Net gain from operations	675	527	566
Net realized capital gains (losses)	303	(102)	702

Net income	$978	$425	$1,268

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2021	2020	2019

Beginning of year balance	$24,957	$24,216	$22,134

Net income	978	425	1,268

Change in net unrealized capital gains and losses	3,489	799	1,141

Change in net deferred tax assets	(476)	807	(130)

Change in nonadmitted assets	(579)	228	(143)

Change in asset valuation reserve	(371)	(1,159)	(1,606)

Change in surplus notes	902	5	620

Other surplus changes	383	(364)	932

Net increase in surplus	4,326	741	2,082

End of year balance	$29,283	$24,957	$24,216

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2021	2020	2019

Cash flows from operating activities:
Premiums and other income received	$17,146	$13,808	$13,864
Investment income received	10,345	10,036	9,518
Benefit and dividend payments to policyowners and beneficiaries	(10,983)	(10,537)	(10,660)
Net transfers from separate accounts	771	664	770
Commissions, expenses and taxes paid	(3,542)	(3,809)	(3,268)

Net cash provided by operating activities	13,737	10,162	10,224

Cash flows used in investing activities:
Proceeds from investments sold or matured:
Bonds	53,499	60,747	41,841
Mortgage loans	2,868	3,301	3,078
Common and preferred stocks	2,741	4,046	5,461
Real estate	298	468	941
Other investments	4,213	3,063	2,235

Subtotal proceeds from investments	63,619	71,625	53,556

Cost of investments acquired:
Bonds	(65,845)	(64,976)	(47,219)
Mortgage loans	(9,259)	(5,008)	(6,048)
Common and preferred stocks	(1,083)	(4,075)	(3,832)
Real estate	(247)	(478)	(841)
Other investments	(4,303)	(7,537)	(5,634)

Subtotal cost of investments acquired	(80,737)	(82,074)	(63,574)

Net inflows of policy loans	746	492	168

Net cash applied to investing activities	(16,372)	(9,957)	(9,850)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	897	-	596
Net inflows (outflows) on deposit-type contracts	2,877	724	(232)
Other cash applied	(592)	(98)	(229)

Net cash provided by financing and miscellaneous sources	3,182	626	135

Net increase in cash and short-term investments	547	831	509

Cash and short-term investments, beginning of year	3,239	2,408	1,899

Cash and short-term investments, end of year	$3,786	$3,239	$2,408

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2021	2020	2019

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,011	$5,779	$5,453
Capitalized interest and payment in-kind investment income	848	895	870
Other policyowner contract activity	299	268	245
Employee benefit and compensation plan expenses	80	100	155

Investing:
Bond refinancings and exchanges	3,065	3,652	13,075
Mortgage loan refinancings and transfers	573	520	731
Net policy loan activity	335	285	316
Other invested asset exchanges	113	163	270
Common stock exchanges	4	22	105
Net premium loan activity	131	113	125
Net asset transfers with affiliated entities	94	434	199
Real estate exchange	27	-	-

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	567	556	505
Surplus note exchange	5	5	24

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

In March 2020, the World Health Organization declared COVID-19, the disease caused by the novel coronavirus, a pandemic. The impact of COVID-19 has not significantly affected the Company’s financial position through December 31, 2021. The economic environment and other potential impacts of COVID-19 will continue to be monitored by the Company.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

Reclassifications

Certain amounts in prior year statutory financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation. See Note 5 for more information regarding this reclassification.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

Cash and Short-term Investments

Short-term investments include securities that have maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/ liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $34 million and $27 million at December 31, 2021 and 2020, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $60 million and $42 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $423 million and $388 million at December 31, 2021 and 2020, respectively. Depreciation expense for IT equipment and software totaled $160 million, $153 million and $146 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $132 million and $117 million at December 31, 2021 and 2020, respectively. Depreciation expense for furniture, fixtures and equipment totaled $17 million, $14 million and $16 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments in entities for which audits are not performed are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncement Adopted

During 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) 26R - Bonds. These revisions require the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statutory statements of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statutory statements of operations and subject to deferral to the IMR. The Company adopted the revisions to SSAP 26R prospectively as of January 1, 2021 resulting in $218 million of tenders being included in net investment income on the statutory statements of operations during the year.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2021 through February 15, 2022, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that other than described below, no other events subsequent to December 31, 2021 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

As part of a Spread Lending strategy, the Company issued a $550 million funding agreement under the funding-agreement-backed note (FABN) program in January 2022. See Note 5 for more information regarding the Company’s FABN program.

3.	Investments

Bonds

The SVO of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2021 and 2020, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2021	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,357	$115	$(63)	$5,409
States, territories and possessions	757	118	(2)	873
Special revenue and assessments	17,829	687	(160)	18,356
All foreign governments	5,135	262	(47)	5,350
Hybrid securities	591	45	(1)	635
SVO-identified funds	199	-	-	199
Industrial and miscellaneous	149,253	8,844	(658)	157,439

Total bonds	$179,121	$10,071	$(931)	$188,261

December 31, 2020	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$2,755	$168	$(1)	$2,922
States, territories and possessions	603	153	-	756
Special revenue and assessments	18,643	1,145	(4)	19,784
All foreign governments	4,927	577	(4)	5,500
Hybrid securities	976	69	(4)	1,041
SVO-identified funds	401	-	-	401
Industrial and miscellaneous	138,019	15,269	(258)	153,030

Total bonds	$166,324	$17,381	$(271)	$183,434

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Statement value of bonds by SVO rating category at December 31, 2021 and 2020 was as follows:

December 31, 2021	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,357	$-	$-	$-	$-	$-	$5,357

States, territories and possessions	609	148	-	-	-	-	757

Special revenue and assessments	17,615	186	28	-	-	-	17,829

All foreign governments	1,662	3,266	162	37	8	-	5,135

Hybrid securities	-	432	146	13	-	-	591

SVO-identified funds	-	199	-	-	-	-	199

Industrial and miscellaneous	69,951	64,509	7,183	4,770	2,658	182	149,253

Total bonds	$95,194	$68,740	$7,519	$4,820	$2,666	$182	$179,121

December 31, 2020	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,755	$-	$-	$-	$-	$-	$2,755

States, territories and possessions	527	76	-	-	-	-	603

Special revenue and assessments	18,435	178	30	-	-	-	18,643

All foreign governments	1,468	3,377	39	34	9	-	4,927

Hybrid securities	-	768	172	35	-	1	976

SVO-identified funds	-	401	-	-	-	-	401

Industrial and miscellaneous	59,331	61,398	8,797	5,208	3,160	125	138,019

Total bonds	$82,516	$66,198	$9,038	$5,277	$3,169	$126	$166,324

Based on statement value, 92% and 89% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2021 and 2020, respectively.

Statement value and fair value of structured securities at December 31, 2021 and 2020, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2021	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$15,221	$15,411	$-	$-	$15,221	$15,411
Other prime	660	663	-	-	660	663
Other below-prime	888	885	1	1	889	886
Commercial mortgage-backed:
U.S. Government agencies	78	80	-	-	78	80
Conduit	5,050	5,109	-	-	5,050	5,109
Other asset-backed	13,724	13,873	14	15	13,738	13,888

Total structured securities	$35,621	$36,021	$15	$16	$35,636	$36,037

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

December 31, 2020	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,465	$17,191	$-		$-	$16,465	$17,191
Other prime	661	685	2		2	663	687
Other below-prime	546	560	3		4	549	564
Commercial mortgage-backed:
U.S. Government agencies	70	74	-		-	70	74
Conduit	3,756	3,954	-		-	3,756	3,954
Other asset-backed	10,705	11,038	39		43	10,744	11,081

Total structured securities	$32,203	$33,502	$44		$49	$32,247	$33,551

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2021 and 2020. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies at December 31, 2021 and 2020 was 8% and 10%, respectively, of total bond investments.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2021 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$6,279	$6,314

Due after one year through five years	38,555	39,787

Due after five years through ten years	51,446	53,318

Due after ten years	85,640	91,641

Total	$181,920	$191,060

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $199 million and $134 million at December 31, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2021 and 2020 was as follows:

December 31, 2021	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,006	$2,577	$4,649	$9,388	$-	$24,620

Office	3,185	790	1,100	3,519	-	8,594

Retail	2,237	506	1,472	1,851	-	6,066

Warehouse/Industrial	1,635	688	412	1,871	171	4,777

Manufactured housing	277	313	1,288	1,325	218	3,421

Other	120	60	28	158	-	366

Total	$15,460	$4,934	$8,949	$18,112	$389	$47,844

December 31, 2020	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$6,479	$2,170	$3,416	$7,901	$-	$19,966

Office	3,552	871	1,127	3,192	-	8,742

Retail	2,318	524	1,492	1,950	-	6,284

Warehouse/Industrial	741	546	585	1,311	185	3,368

Manufactured housing	283	317	1,118	898	231	2,847

Other	124	60	27	150	-	361

Total	$13,497	$4,488	$7,765	$15,402	$416	$41,568

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.2 billion and $3.3 billion at December 31, 2021 and 2020, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2021 and 2020. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2021 and 2020 is summarized below.

For mortgage loans originated or refinanced during:	2021	2020

Minimum interest rate	1.50%	1.93%

Maximum interest rate	7.15%	5.50%

Weighted-average LTV	56%	57%

Maximum LTV	74%	71%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2021 and 2020, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 52% and 54%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2021 and 2020 was as follows:

December 31, 2021	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$7,766	$16,240	$614	$-	$24,620

Office	4,816	3,453	325	-	8,594

Retail	1,750	3,655	416	245	6,066

Warehouse/Industrial	2,154	2,623	-	-	4,777

Manufactured housing	1,240	2,166	15	-	3,421

Other	111	189	-	66	366

Total	$17,837	$28,326	$1,370	$311	$47,844

December 31, 2020	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$5,091	$14,268	$382	$225	$19,966

Office	4,311	3,929	502	-	8,742

Retail	1,797	3,230	1,141	116	6,284

Warehouse/Industrial	1,836	1,214	318	-	3,368

Manufactured housing	902	1,945	-	-	2,847

Other	169	44	133	15	361

Total	$14,106	$24,630	$2,476	$356	$41,568

At December 31, 2021 and 2020, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2021, 2020 and 2019, respectively. The Company had no mortgage loans at either of December 31, 2021 or December 31, 2020 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2021 or 2020. The Company recognized other-than-temporary impairment losses on mortgage loans of $0 and $15 million for the years ended December 31, 2021 and 2020, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $4,067 million and $4,883 million included in the statutory statements of financial position at December 31, 2021 and 2020, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Upon the adoption of certain revisions to SSAP 32R—Preferred Stock in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2021 and 2020, the statutory statements of financial position included $175 million and $200 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2021 and 2020 was as follows:

December 31, 2021	East	Midwest	South	West	Total

	(in millions)

Apartment	$315	$180	$283	$810	$1,588

Office	211	672	52	-	935

Warehouse/Industrial	257	-	-	202	459

Other	16	10	105	-	131

Total	$799	$862	$440	$1,012	$3,113

December 31, 2020	East	Midwest	South	West	Total

	(in millions)

Apartment	$403	$187	$79	$833	$1,502

Office	213	688	62	-	963

Warehouse/Industrial	113	-	-	204	317

Other	16	53	108	-	177

Total	$745	$928	$249	$1,037	$2,959

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $672 million and $688 million at December 31, 2021 and 2020, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)

Securities partnerships and LLCs	$11,112	$9,615

Bonds	4,748	3,296

Real estate JVs, partnerships and LLCs	3,989	3,435

Common and preferred stocks	3,083	3,499

Cash and short-term investments	1,964	1,100

COLI	1,248	1,195

Wholly owned real estate	1,171	1,197

Structured settlements	770	790

Low income housing tax credit properties	702	708

Derivative instruments	629	358

Other net assets (liabilities)	(232)	(251)

Total	$29,184	$24,942

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2021 and 2020, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2021 and 2020 were $150 million and $136 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2021 and 2020, the value of wholly-owned SCA investments were as follows:

	December 31, 2021			December 31, 2020

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$275	$-	$275	$265	$-	$265

Total common stock SCAs [1]	275	-	275	265	-	265

NML Securities Holdings, LLC	13,533	-	13,533	11,016	-	11,016

NML Real Estate Holdings, LLC	2,814	-	2,814	2,467	-	2,467

NM Investment Holdings, LLC	1,383	-	1,383	1,371	-	1,371

QOZ Holding Company, LLC	234	1	233	23	-	23

NM Pebble Valley, LLC	224	-	224	93	-	93

NM Investment Services, LLC	151	-	151	126	-	126

NM GP Holdings, LLC	64	7	57	56	6	50

NM Investment Management Company, LLC	64	64	-	3	3	-

Mason Street Advisors, LLC	45	45	-	6	6	-

Wysh Financial Services, LLC	15	3	12	-	-	-

NM-SAS, LLC	11	7	4	12	7	5

NM Career Distribution Holdings, LLC	3	3	-	2	2	-

GRO-SUB, LLC	2	2	-	2	2	-

NM QOZ Fund II, LLC	-	-	-	45	-	45

NM QOZ FUND, LLC	-	-	-	16	-	16

GRO, LLC	-	-	-	-	-	-

Venture Studio Holdings, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	18,543	132	18,411	15,238	26	15,212

Total investments in SCAs	$18,818	$132	$18,686	$15,503	$26	$15,477

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2021. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Net Investment Income

The sources of net investment income for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,

	2021	2020	2019

		(in millions)

Bonds	$6,286	$6,154	$6,400

Mortgage loans	1,829	1,717	1,676

Common and preferred stocks	194	188	146

Real estate	279	279	288

Other investments	1,200	2,122	1,205

Policy loans	1,148	1,180	1,180

Amortization of IMR	422	255	133

Gross investment income	11,358	11,895	11,028

Less: investment expenses	911	817	879

Net investment income	$10,447	$11,078	$10,149

For the years ended December 31, 2021, 2020 and 2019 bond investment income included $392 million, $82 million and $72 million of prepayment fees, respectively, generated as a result of 321, 127 and 108 securities, respectively, sold, disposed, tendered or otherwise redeemed as a result of a callable feature.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2021			December 31, 2020			December 31, 2019

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$1,637	$(395)	$1,242	$2,724	$(861)	$1,863	$1,094	$(369)	$725
Mortgage loans	-	(2)	(2)	-	(22)	(22)	8	(3)	5
Common and preferred stocks	494	(39)	455	461	(643)	(182)	662	(291)	371
Real estate	153	(42)	111	253	-	253	502	(6)	496
Other investments	1,506	(1,220)	286	1,350	(1,302)	48	1,005	(1,053)	(48)

Subtotal	$3,790	$(1,698)	2,092	$4,788	$(2,828)	1,960	$3,271	$(1,722)	1,549

Less: IMR net gains (losses) before taxes			1,556			2,064			674
Less: Capital gains tax (benefit) expense			233			(2)			173

Net realized capital (losses) gains			$303			$(102)			$702

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $36 billion, $48 billion, and $30 billion for the years ended December 31, 2021, 2020 and 2019, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,
	2021	2020	2019
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$-	$(1)
Foreign government	-	(34)	-
Consumer discretionary	(44)	(51)	(84)
Industrials	(20)	(42)	(9)
Energy	-	(59)	(44)
Basic materials	-	-	(1)
Other	-	(13)	-

Subtotal	(64)	(199)	(139)

Mortgage loans	-	(15)	-
Real estate	(39)	-	(6)

Other investments:
Securities partnerships	(2)	(6)	(78)
Energy and transportation	(6)	-	-

Subtotal	(8)	(6)	(78)

Total	$(111)	$(220)	$(223)

In addition to the realized capital losses above, $61 million, $37 million and $0.2 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2021, 2020 and 2019, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,

	2021	2020	2019

	(in millions)

Bonds	$(470)	$606	$152

Mortgage loans	(10)	33	11

Common and preferred stocks	260	520	304

Other investments	3,969	(251)	727

Subtotal	3,749	908	1,194

Change in deferred taxes	(260)	(109)	(53)

Change in net unrealized capital gains and losses	$3,489	$799	$1,141

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Changes in net unrealized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 included the reversal of previously unrealized capital gains of $(236) million, $(1,428) million and $(369) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2021 and 2020 were as follows:

	December 31, 2021

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$29,396	$28,791	$(605)	$7,072	$6,693	$(379)

Structured Securities	15,343	15,167	(176)	1,613	1,560	(53)

Common and preferred stocks	188	169	(19)	62	49	(13)

Total	$44,927	$44,127	$(800)	$8,747	$8,302	$(445)

	December 31, 2020

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$3,656	$3,533	$(123)	$2,917	$2,668	$(249)

Structured Securities	2,013	1,993	$(20)	627	622	(5)

Common and preferred stocks	150	131	(19)	159	123	(36)

Total	$5,819	$5,657	$(162)	$3,703	$3,413	$(290)

All of these bonds were current on contractual interest and principal payments at December 31, 2021. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2021 and 2020, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2021			2020

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($ in millions)			($ in millions)

Bonds	72	$1,613	$1,641	51	$1,300	$1,279
Preferred stock	2	8	8	9	127	155
Loan-backed and structured securities	1	-	-	2	6	8

Total	75	$1,621	$1,649	62	$1,433	$1,442

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2021 and 2020, the liability to return the repurchase agreement cash collateral was $1.3 billion, and is reported as other liabilities in the statutory statements of financial position.

During 2021 and 2020, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2021	$1,315	$1,287

June 30, 2021	$1,295	$1,292

September 30, 2021	$1,300	$1,280

December 31, 2021	$1,281	$1,277

March 31, 2020	$1,990	$1,862

June 30, 2020	$1,866	$1,278

September 30, 2020	$1,332	$1,319

December 31, 2020	$1,319	$1,315

During 2021 and 2020, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

	(in millions)
March 31, 2021	$1,350	$1,317	$1,287
June 30, 2021	$1,329	$1,318	$1,292
September 30, 2021	$1,334	$1,311	$1,280
December 31, 2021	$1,316	$1,302	$1,277
March 31, 2020	$2,033	$1,907	$1,862
June 30, 2020	$1,911	$1,303	$1,278
September 30, 2020	$1,367	$1,350	$1,319
December 31, 2020	$1,353	$1,341	$1,315

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC ratings of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2021 and 2020 was as follows:

	December 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$259	$259	$554	$554
31-60 days	204	204	165	165
61-90 days	70	70	39	39
91-120 days	26	26	2	2
121-180 days	13	13	138	138
181-365 days	134	134	115	115
1-2 years	330	331	54	54
2-3 years	155	155	214	215
Over 3 years	91	91	46	46

Total	$1,282	$1,283	$1,327	$1,328

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2021 and 2020, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2021 and 2020, summarized by type of restriction, was as follows:

	December 31,
	2021	2020

	(in millions)
Loaned securities - repurchase agreements	$1,277	$1,315
Federal Home Loan Bank of Chicago pledged collateral	3,705	1,359
Derivative transactions	121	242
Federal Home Loan Bank of Chicago stock	92	37
Securities on deposit with states	3	4

Total restricted assets	$5,198	$2,957

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$1,277	$1,302	$1,315	$1,341
Derivative collateral	898	898	154	154
Mortgage loan escrow	103	103	75	75
Real estate escrow and security deposits	4	4	4	4

Total collateral assets	$2,282	$2,307	$1,548	$1,574

The Company received $0 and $1 million of derivative collateral related to the separate accounts at December 31, 2021 and 2020, respectively. The obligation to return this collateral is reported in separate account liabilities in the statutory statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The fair value of collateral held by the Company under derivative support agreements at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)
Bonds:
General Account	$36	$83
Separate Accounts	-	-

Total bond collateral	$36	$83

Cash:
General Account	$898	$153
Separate Accounts	-	1

Total cash collateral	$898	$154

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The fair value of collateral posted by the Company at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)
Bonds posted for derivative support agreements:
General Account	$39	$12
Separate Accounts	2	-
Bonds posted for futures agreements:
General Account	41	92
Separate Accounts	17	15

Total bond collateral	$99	$119

Cash posted for derivative support agreements:
General Account	$13	$117
Separate Accounts	1	-
Cash posted for futures agreements:
General Account	4	4
Separate Accounts	4	2

Total cash collateral	$22	$123

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $187 million and $142 million for the years ended December 31, 2021 and 2020, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $38 million and $30 million for the years ended December 31, 2021 and 2020, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2021 and 2020 were as follows:

	December 31, 2021

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$1	$-	$14	$-

Interest rate swaps	1,204	-	-	5	(24)

Foreign exchange contracts:

Foreign currency swaps	12,492	412	(287)	788	(147)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,596	15	-	15	-

Interest rate floors	200	28	-	28	-

Interest rate swaps	2,243	20	(16)	20	(16)

Swaptions	4,471	90	-	90	-

Fixed income futures	9,534	-	-	-	-

Fixed income forwards	1,750	2	-	2	-

Foreign exchange contracts:

Foreign currency forwards	1,422	49	(4)	49	(4)

Foreign currency swaps	148	12	(4)	12	(4)

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$629	$(311)	$1,023	$(195)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2020

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$2	$-	$32	$-

Interest rate swaps	350	-	-	9	-

Foreign exchange contracts:

Foreign currency swaps	11,592	258	(599)	432	(477)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,338	1	-	1	-

Interest rate floors	200	35	-	35	-

Interest rate swaps	168	8	-	8	-

Swaptions	3,656	26	-	26	-

Fixed income futures	12,536	-	-	-	-

Fixed income forwards	2,295	15	(1)	15	(1)

Foreign exchange contracts:

Foreign currency forwards	1,771	4	(16)	4	(16)

Foreign currency swaps	132	9	(6)	9	(6)

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$358	$(622)	$571	$(500)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-
Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$500	$286	$165

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	(1)	-
Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	For the year ended December 31, 2019
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-
Warrants	26	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$(208)	$(4)	$128

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2021, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

	(in millions)

Life insurance reserves	$205,037	$194,110

Disability and long-term care active life reserves	6,728	6,064

Disability and long-term care unpaid claims and claim reserves	5,455	5,342

Annuity reserves	12,814	11,849

Total policy benefit reserves	$230,034	$217,365

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (“PBR”) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2021, the Company had nearly $2.1 trillion of total life insurance in force, including $23 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

At December 31, 2021 and 2020, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2021	2020	2021	2020	2021	2020

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$11,609	$8,449	$11,366	$8,185	$11,389	$8,211
Universal life with secondary guarantees	14	14	12	12	32	29
Other permanent cash value life insurance	-	-	177,829	171,031	182,118	174,799
Variable life	-	-	-	-	953	943
Variable universal life	6	5	6	5	37	27
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,039	4,830
Accidental death benefits	-	-	-	-	10	11
Disability - active lives	-	-	-	-	971	1,100
Disability - disabled lives	-	-	-	-	1,475	1,297
Miscellaneous reserves	-	-	-	-	3,003	2,894

Total gross life reserves	11,629	8,468	189,213	179,233	205,027	194,141
Reinsurance ceded	-	-	-	-	1,203	1,216

Total net life insurance	$11,629	$8,468	$189,213	$179,233	$203,824	$192,925

At December 31, 2021 and 2020, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2021	2020	2021	2020	2021	2020

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$10,251	$9,086	$9,350	$8,199
Variable universal life	1,817	1,375	1,718	1,308	1,687	1,287

Total gross life reserves	$1,817	$1,375	$11,969	$10,394	$11,037	$9,486

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,817	$1,375	$11,969	$10,394	$11,037	$9,486

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2021 and 2020.

	December 31,
	2021	2020

	($ in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$201,186	$190,270
Accidental death benefits	10	11
Disability - active lives	971	1,100
Disability - disabled lives	1,473	1,297
Miscellaneous reserves	184	247

Subtotal net life insurance	203,824	192,925

From Separate Accounts Annual Statement:
Life insurance	11,037	9,486

Combined Total	$214,861	$202,411

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

During 2020, valuation interest rate assumptions used in certain annuity reserve calculations were reviewed and updated, and the corresponding reserves were increased by $126 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statutory statements of changes in surplus.

Deposit Funds

Deposit fund liabilities at December 31, 2021 and 2020 were $8.3 billion and $4.9 billion, respectively. Liabilities related to spread lending were previously presented within policy benefit reserves on the statutory statements of financial position. Due to the increase in spread lending and related liabilities, the Company will now disclose deposit fund liabilities separate from policy benefit reserves on the statutory statements of financial position. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $292 million and $310 million at December 31, 2021 and 2020, respectively. Accounts were credited with interest at annual rates ranging from 0.01% to 3.50% and 0.02% to 3.50% during 2021 and 2020, respectively. The crediting interest rates changed 13 times and 28 times during 2021 and 2020, respectively.

In May 2020, the Company became a member of the Federal Home Loan Bank of Chicago (FHLBC) and began issuing funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible securities when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2021 and 2020, the Company held $92 million and $37 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2021	$3,705	$3,948
December 31, 2020	1,359	1,525

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2021	$3,711	$3,958	$1,952
December 31, 2020	1,359	1,525	886

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2021	2020
	(in millions)	(in millions)

Borrowed	$2,052	$886

Deposit fund reserves	$2,052	$886

Max borrowed during the year	$2,052	$886

Borrowing capacity as determined by insurer	$8,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

During December 2020, the Company established a $10 billion global FABN program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2021, the Company had issued and outstanding funding agreements of $2 billion under the FABN program.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2021 and 2020, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2021	2020	2021	2020	2021	2020

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$59	$70	$-	$-	$59	$70
- at book value less surrender charge of 5% or more	62	71	-	-	62	71
- at fair value	-	-	24,137	22,203	24,137	22,203

Total with market value adjustment or at fair value	121	141	24,137	22,203	24,258	22,344
- at book value without adjustment	1,779	1,857	-	-	1,779	1,857
Not subject to discretionary withdrawal	8,861	7,861	311	289	9,172	8,150

Total gross individual annuities	10,761	9,859	24,448	22,492	35,209	32,351
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$10,761	$9,859	$24,448	$22,492	$35,209	$32,351

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$16	$19	$16	$19

Total with market value adjustment or at fair value	-	-	16	19	16	19
Not subject to discretionary withdrawal	2,053	1,990	6,647	6,291	8,700	8,281

Total gross group annuities	2,053	1,990	6,663	6,310	8,716	8,300
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,053	$1,990	$6,663	$6,310	$8,716	$8,300

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$80	$95	$-	$-	$80	$95
- at fair value	-	-	36	33	36	33

Total with market value adjustment or at fair value	80	95	36	33	116	128
- at book value without adjustment	3,757	3,468	-	-	3,757	3,468
Not subject to discretionary withdrawal	4,466	1,297	-	-	4,466	1,297

Total gross deposit-type contracts	8,303	4,860	36	33	8,339	4,893
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$8,303	$4,860	$36	$33	$8,339	$4,893

Total annuity reserves and deposit funds	$21,117	$16,709	$31,147	$28,835	$52,264	$45,544

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $7 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2021 and 2020.

	December 31,
	2021	2020

	($ in millions)
From Life, Accident & Health Annual Statement:
Annuities	$11,129	$10,300
Supplementary contracts with life contingencies	1,685	1,549
Deposit-type contracts	8,303	4,860

Subtotal net annuity reserves	21,117	16,709
From Separate Accounts Annual Statement:
Annuities	30,800	28,513
Supplementary contracts	311	289
Other contract deposit funds	36	33

Subtotal net annuity reserves	31,147	28,835

Combined Total	$52,264	$45,544

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2021 and 2020 were as follows:

	For the years ended

	December 31,
	2021	2020

	(in millions)

Balance at January 1	$5,342	$5,200

Incurred related to:
Current year	990	972
Prior years	(125)	(85)

Total incurred	865	887

Paid related to:
Current year	(33)	(41)
Prior years	(719)	(704)

Total paid	(752)	(745)

Balance at December 31	$5,455	$5,342

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience. In 2020, this change also included the impact of certain disability income assumption updates made to align assumptions with recent experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2021 and 2020, reserves required as a result of AAT were as follows:

	December 31,
	2021	2020

	(in millions)

Annuities and deposit funds	$250	$320
Life insurance	2	2

Total reserves	$252	$322

Statutory Minimum Reserves

The Company has the option to establish policy benefit reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $973 million and $665 million at December 31, 2021 and 2020, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$453	$259	$369	$219
Ordinary renewal	3,056	2,397	2,919	2,321

Total deferred and uncollected premiums	$3,509	$2,656	$3,288	$2,540

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

7.	Separate Accounts

Separate account liabilities at December 31, 2021 and 2020 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2021	2020	2021	2020	2021	2020

	(in millions)

Separate account reserves	$11,037	$9,486	$31,147	$28,835	$42,184	$38,321
Non-policy liabilities					199	126

Total separate account liabilities					$42,383	$38,447

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $7 million and $6 million attributable to GMDB at December 31, 2021 and 2020, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.7 billion and $1.5 billion for the years ended December 31, 2021 and 2020, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2021	2020	2019

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,724	$1,467	$1,522

Transfers from separate accounts	(2,529)	(2,147)	(2,305)

Net transfers from separate accounts	$(805)	$(680)	$(783)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2021 and 2020 and does not expect to make a contribution to the plans during 2022.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. During 2020, the Company announced that beginning with employees retiring on or after January 1, 2022, the Company will no longer provide a subsidy for retiree health care coverage.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2021 and 2020, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)
Fair value of plan assets at January 1	$6,158	$5,459	$94	$84

Changes in plan assets:

Actual return on plan assets	515	854	9	13

Actual plan benefits paid	(169)	(155)	(3)	(3)

Fair value of plan assets at December 31	$6,504	$6,158	$100	$94

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2021 and 2020 were as follows:

	Target Allocation		Actual Allocation

	2021	2020	2021	2020

Bonds	74%	64%	70%	60%

Equity investments	25%	35%	28%	37%

Other investments	1%	1%	2%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2021 and 2020, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2021 and 2020 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)

Projected benefit obligation at January 1	$7,069	$6,050	$662	$743

Changes in benefit obligation:

Service cost of benefits earned	205	134	10	14

Interest cost on projected obligations	141	177	11	16

Projected gross plan benefits paid	(197)	(181)	(25)	(23)

Experience (gains)/losses	(180)	889	(30)	119

Plan amendments and other	-	-	-	(207)

Projected benefit obligation at December 31	$7,038	$7,069	$628	$662

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $6.6 billion for the years ended December 31, 2021 and 2020. Experience (gains)/losses for each of the years ended December 31, 2021 and 2020 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2021 and 2020 and the net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020
Projected benefit obligation:

Weighted average discount rate	2.77%	2.44%	2.72%	2.37%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	2.73%	2.39%	n/a	n/a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	2021	2020	2019	2021	2020	2019
Net periodic benefit cost:
Weighted average discount rate	2.44%	3.17%	4.18%	2.37%	3.18%	4.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Cash balance plan interest crediting rate	2.39%	3.14%	4.16%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2021	2020

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2022	2021

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2021 and 2020.

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)

Fair value of plan assets	$6,504	$6,158	$100	$94

Projected benefit obligation	7,038	7,069	628	662

Funded status	(534)	(911)	(528)	(568)

Nonadmitted asset	(887)	(463)	-	-

Financial statement liability	$(1,421)	$(1,374)	$(528)	$(568)

The PBO for defined benefit plans above included $1,421 million related to unfunded non-qualified plans at December 31, 2021 and $1,374 million related to the underfunded qualified plan for financial representatives and unfunded non-qualified plans at December 31, 2020. In the aggregate, the fair value of qualified defined benefit plan assets represented 116% and 107% of the projected benefit obligations of these plans at December 31, 2021 and 2020, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2021 and 2020:

	For the year ended December 31, 2021

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,617)	$140	$285	$(168)	$185

Amortization from surplus into net periodic benefit cost	67	(25)	(27)	7	(12)

Changes in plan assets and benefit obligations recognized in surplus	335	-	-	36	-

Balance at December 31	$(1,215)	$115	$258	$(125)	$173

	For the year ended December 31, 2020

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,289)	$165	$299	$(63)	$(45)

Amortization from surplus into net periodic benefit cost	56	(25)	(14)	4	(4)

Changes in plan assets and benefit obligations recognized in surplus	(384)	-	-	(109)	234

Balance at December 31	$(1,617)	$140	$285	$(168)	$185

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2021	2020	2019	2021	2020	2019

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$205	$134	$129	$10	$14	$16

Interest cost on projected obligations	141	177	204	11	16	23

Amortization of experience losses	67	56	53	7	4	(1)

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(4)	5

Amortization of initial net asset	(27)	(14)	(15)	-	-	-

Expected return on plan assets	(349)	(336)	(284)	(5)	(5)	(4)

Curtailment	-	(1)	-	-	28	-

Net periodic benefit cost (credit)	$12	$(9)	$62	$11	$53	$39

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2022 through 2031 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2022	$189	$30

2023	212	29

2024	222	28

2025	240	28

2026	249	27

2027-2031	1,382	133

Total	$2,494	$275

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2021, 2020 and 2019, the Company expensed total contributions to these plans of $34 million, $57 million and $53 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2021 and 2022, the Company has made additional contributions to the cash balance plan in 2021.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2021 and 2020, the net amount due from NLTC under this agreement was $48 million and $50 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2021 and 2020. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,
	2021	2020	2019

	(in millions)

Direct premium revenue	$22,936	$19,501	$19,197

Premiums assumed	830	800	763

Premiums ceded	(995)	(978)	(950)

Premium revenue	$22,771	$19,323	$19,010

Direct benefit expense	$23,975	$20,538	$20,158

Benefits assumed	915	837	830

Benefits ceded	(937)	(792)	(805)

Total benefits	$23,953	$20,583	$20,183

In addition, the Company received $127 million, $133 million and $135 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2021, 2020 and 2019, the Company incurred $130 million, $127 million and $136 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2021 and 2020 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM Career Distrib. Holdings, LLC and subsidiaries
NM Investment Management Company, LLC	NM SAS, LLC and subsidiaries
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC and subsidiaries
Wysh Financial Services, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2021, 2020 and 2019 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2021	2020	2019

	(in millions)
Tax payable on ordinary income	$(914)	$637	$103
Low income housing tax credits	(150)	(136)	(123)
Other tax credits	(122)	(71)	(49)
Increase in contingent tax liabilities	20	(153)	(130)

Total current tax expense (benefit)	$(1,166)	$277	$(199)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $327 million, $433 million and $141 million was included in net IMR deferrals for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense (benefit) of $233 million, $(2) million and $173 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2021, 2020 and 2019 differs from the amount obtained by applying the statutory rate of 21% to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2021	2020	2019

	(in millions)

Provision computed at statutory rate	$336	$580	$402

Adjustments to the statutory rate:

Subsidiary distributions	(28)	(283)	(73)

Tax credits	(270)	(207)	(172)

Amortization of IMR	(89)	(53)	(28)

Dividends received deduction	(41)	(31)	(33)

Employee benefits	(22)	(22)	(12)

Deferred adjustments	110	(29)	183

Other	(127)	(50)	(21)

Total statutory income tax (benefit) expense	$(131)	$(95)	$246

Federal income tax (benefit) expense reported on the statutory statements of operations	$(1,166)	$277	$(199)

Capital gains tax expense, net of IMR transfers	559	431	315

Change in net deferred tax assets	476	(803)	130

Total statutory income tax (benefit) expense	$(131)	$(95)	$246

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $295 million, $679 million and $410 million to the IRS during the years ended December 31, 2021, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2021, 2020 and 2019 that are available for recoupment are $507 million, $597 million and $477 million, respectively.

Federal income tax returns for 2016 and prior years are closed as to further assessment of tax. In 2021, the Company amended its 2017 return and made certain tax method changes to its 2020 return. These actions resulted in a $984 million income tax benefit on the statutory statement of operations, offset by a $900 million reduction in net deferred tax assets on the statutory statement of changes in surplus, resulting in a net $84 million increase in total surplus for the year ended December 31, 2021. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2021 and 2020 contingent liabilities were as follows:

	For the years ended December 31,
	2021	2020

	(in millions)
Balance at January 1	$-	$153
Additions for tax positions of prior years	20	(153)

Balance at December 31	$20	$-

Included in contingent tax liabilities at December 31, 2021 and 2020 were $0 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has $20 million of tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2021, 2020 and 2019, the Company recognized $0 million, $(15) million and $(3) million, respectively, of interest-related tax expense.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,142	$1,016	$126
Investments	239	319	(80)
Policy benefit liabilities	1,747	1,673	74
Benefit plan obligations	625	621	4
Fixed Assets	—	931	(931)
Other	82	83	(1)

Gross deferred tax assets	3,835	4,643	(808)

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,835	4,643	(808)

Deferred tax liabilities:
Investments	1,185	986	199
Other	1,081	1,352	(271)

Gross deferred tax liabilities	2,266	2,338	(72)

Net deferred tax assets	$1,569	$2,305	$(736)

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2021 and 2020.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2021 and 2020 were as follows (in millions):

	December 31, 2021			December 31, 2020				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,596	$239	$3,835	$4,324	$319	$4,643	$(728)	$ (80)	$ (808)
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,596	239	3,835	4,324	319	4,643	(728)	(80)	(808)
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,596	239	3,835	4,324	319	4,643	(728)	(80)	(808)
Deferred tax liabilities	1,081	1,185	2,266	1,352	986	2,338	(271)	199	(72)

Net admitted deferred tax asset/ (liability)	$2,515	$(946)	$1,569	$2,972	$(667)	$2,305	$(457)	$ (279)	$ (736)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2021			December 31, 2020			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$96	$96	$-	$185	$185	$-	$(89)	$(89)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,720	-	1,720	2,599	-	2,599	$ (879)	$-	$(879)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,876	143	2,019	1,725	134	1,859	$151	$9	$160

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,596	$239	$3,835	$4,324	$319	$4,643	$ (728)	$(80)	$(808)

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,720			$2,599			$(879)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,152			$3,394			$758

Ratio percentage used to determine recovery period and threshold limitation amount			1048%			920%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,680			$22,625

All gross deferred tax liabilities have been recognized at December 31, 2021 and 2020. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2021 and 2020. At December 31, 2021 and 2020, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 9%, respectively.

11.	Commitments and Contingencies Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $9.7 billion at December 31, 2021 and 2020, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2021.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to thirteen years at December 31, 2021.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2021 and 2020, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2021			December 31, 2020

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$59		$1	$59		$1

Guarantees of real estate obligations	493		5	476		5

Guarantees issued on behalf of wholly-owned subsidiaries	89		-	106		-

Guarantees on behalf of field loan support program	37		-	-		-

Total guarantees	$678		$6	$641		$6

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million for each of the years ended December 31, 2021 and 2020. The Company has contributed a total of $220 million to NLTC through December 31, 2021. The Company reported a payable to NLTC of $59 million at December 31, 2021 and 2020, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2021:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,157	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	185	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,156	49	99	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	24	24	3.450%	3/30/2051
	Total

		$4,671	$4,475	$193	$1,465

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.
Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2021 and 2020.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2021 and 2020 were as follows:

	December 31, 2021

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$179,121	$188,261	$5,500	$165,145	$17,616	$-
Mortgage loans	47,844	50,089	-	-	50,089	-
Common and preferred stocks	3,749	3,751	3,062	83	606	-
Policy loans	17,208	17,208	-	-	17,208	-
Derivative assets	629	1,023	-	1,023	-	-
Surplus note investments	197	240	-	240	-	-
Cash and short-term investments	3,786	3,786	987	2,799	-	-

Separate account assets	42,383	42,383	37,493	3,642	758	490

General account liabilities:
Investment-type insurance reserves	$9,810	$9,728	$-	$-	$9,728	$-
Liabilities for repurchase agreements	1,277	1,277	-	1,277	-	-
Derivative liabilities	311	195	-	195	-	-
Separate account liabilities	42,383	42,383	37,493	3,642	758	490

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2020

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$166,324	$183,434	$3,175	$162,956	$17,303	$-
Mortgage loans	41,568	45,155	-	-	45,155	-
Common and preferred stocks	4,623	4,659	4,051	60	548	-
Policy loans	17,686	17,686	-	-	17,686	-
Derivative assets	358	571	-	571	-	-
Surplus note investments	161	211	-	211	-	-

Cash and short-term investments	3,239	3,239	614	2,625	-	-

Separate account assets	38,447	38,447	34,519	3,172	711	45
General account liabilities:
Investment-type insurance reserves	$6,397	$6,445	$-	$-	$6,445	$-
Liabilities for repurchase agreements	1,315	1,315	-	1,315	-	-
Derivative liabilities	622	500	-	500	-	-

Separate account liabilities	38,447	38,447	34,519	3,172	711	45

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2021 and 2020.

	December 31, 2021

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$199	$4	$115	$-	$318
Common and preferred stocks	3,063	5	606	-	3,674
Money market mutual funds	848	-	-	-	848
Derivative assets	-	216	-	-	216
Derivative liabilities	-	24	-	-	24

Total general account	$4,110	$249	$721	$-	$5,080

Separate accounts:
Mutual fund investments	$35,694	$-	$-	$-	$35,694
Other benefit plan assets/liabilities	51	26	5	3	85
Pension and postretirement assets:
Bonds	459	3,462	109	-	4,030
Common and preferred stock	1,179	1	58	487	1,725
Cash and short-term securities	92	147	-	-	239
Other assets/liabilities	18	6	586	-	610

Subtotal pension and postretirement assets	1,748	3,616	753	487	6,604

Total separate accounts	$37,493	$3,642	$758	$490	$42,383

	December 31, 2020

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$401	$30	$90	$-	$521
Common and preferred stocks	4,051	-	390	-	4,441
Money market mutual funds	309	-	-	-	309
Derivative assets	-	98	-	-	98
Derivative liabilities	-	23	-	-	23

Total general account	$4,761	$151	$480	$-	$5,392

Separate accounts:
Mutual fund investments	$32,149	$-	$-	$-	$32,149
Other benefit plan assets/liabilities	21	20	4	-	45
Pension and postretirement assets:
Bonds	341	3,094	118	-	3,553
Common and preferred stock	1,768	1	47	45	1,861
Cash and short-term securities	50	52	-	-	102
Other assets/liabilities	190	5	542	-	737

Subtotal pension and postretirement assets	2,349	3,152	707	45	6,253

Total separate accounts	$34,519	$3,172	$711	$45	$38,447

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

During 2021, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities. There were no material asset transfers into or out of Level 3 during the year ended December 31, 2020.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2021 and 2020.

For the year ended December 31, 2021	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$390	$90	$-	$711

Realized gains/(losses)	52	(26)	-	98

Unrealized gains/(losses)	49	10	-	123

Issuances	-	-	-	-

Purchases	106	7	-	158

Sales	(101)	(34)	-	(336)

Settlements	-	-	-	-

Net discount/premium	4	-	-	1

Transfers into level 3	106	68	-	3

Transfers out of level 3	-	-	-	-

Fair value, end of period	$606	$115	$-	$758

For the year ended December 31, 2020	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$458	$5	$-	$617

Realized gains/(losses)	14	(5)	-	47

Unrealized gains/(losses)	(21)	(25)	-	41

Issuances	-	-	-	-

Purchases	58	5	-	137

Sales	(57)	-	-	(134)

Settlements	-	-	-	-

Net discount/premium	8	-	-	2

Transfers into level 3	-	110	-	7

Transfers out of level 3	(70)	-	-	(6)

Fair value, end of period	$390	$90	$-	$711

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 26. Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending Northwestern Mutual Variable Life Account Operating Authority	Exhibit (a)(1) to Form N-6 Post-Effective Amendment No. 30 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 21, 2006
(a)(2)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account	Exhibit A(1) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed on October 1, 1997
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(d)(1)	Flexible Premium Variable Joint Life Insurance Policy (RP.VJL. 1298), with Policy Split Provision, including Policy amendment	Exhibits A(5)(a) and A(5)(b) to Form S-6 Post-Effective Amendment No. 4 for Northwestern Mutual Variable Life Account, File No. 333-59103, filed May 31, 2001
(d)(2)	Variable Life Insurance Policy, RR.VJL, Flexible Premium Variable Joint Life policy, including Policy Split Provision (sex-neutral)	Exhibit A(5)(a) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-59103, filed July 15, 1998
(d)(3)	Variable Life Insurance Policy, RR.VJL, Flexible Premium Variable Joint Life policy, including Policy Split Provision (sex-distinct)	Exhibit A(5)(b) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-59103, filed July 15, 1998
(e)	Form of Life Insurance Application 90-1 JCL (0198) WISCONSIN and Application Supplement (1003)	Exhibit (e) to Form N-6 Post-Effective Amendment No. 9 for Northwestern Mutual Variable Life Account, File No. 333-59103, filed April 28, 2005
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit B(1) to Form N-4 Post-Effective Amendment No. 6, File No. 33-58476, filed November 13, 1995
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-6 Post-Effective Amendment No. 6 for Northwestern Mutual Variable Life Account, File No. 333-59103, filed February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013 between RGA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(2)	Reinsurance Agreement dated December 19, 2013 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(3)	Reinsurance Agreement dated December 22, 2015 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(3) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(4)	Reinsurance Agreement dated November 7, 2013 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(4) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(5)	Reinsurance Agreement dated December 22, 2015 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(5) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(6)	Reinsurance Agreement dated December 23, 2013 between General Re Life Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (g)(6) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(7)	Reinsurance Agreement dated December 22, 2013 between Hannover Life Reassurance Company of American and The Northwestern Mutual Life Insurance Company	Exhibit (g)(7) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(8)	Reinsurance Agreement dated December 2, 2013 between SCOR Global Life USA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(8) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed on April 28, 2005

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 7, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on April 26, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(e)(1)	Administrative Services Agreement dated April 23, 2007 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (h)(e)(1) to Form N-6 Pre-Effective Amendment No. 1 File No. 333-230143, filed on August 30, 2019
(h)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(h)(1)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)	Not Applicable
(j)(a)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(a) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(j)(b)
Amendment No. 1 dated October 20, 2008 to Shareholder
Information Agreement dated April 13, 2007 among
Russell Fund Services Company on behalf of Russell
Investment Funds and The Northwestern Mutual Life
Insurance Company
Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(c)
Shareholder Information Agreement dated April 13, 2007
among Fidelity Distributors Corporation on behalf of
Fidelity® Variable Insurance Products Fund and The
Northwestern Mutual Life Insurance Company
Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(d)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(e)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(f)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(g)	Power of Attorney	Exhibit to (j)(g) Form N-6 Post-Effective Amendment No. 9 for NML Variable Universal Life Plus, File No. 333- 230143, filed on April 27, 2022
(j)(h)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Chris K. Gawart	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
Item 27. Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2022
Name	Address
Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Name	Address
Dale E. Jones	Senior Advisor Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information & Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 25th Floor Milwaukee, WI 53202

Ralph A. Weber	Independent Arbitrator, Mediator & Advisor Weber Advising, LLC 8118 Brookside Place Wauwatosa, WI 53213

Benjamin F. Wilson	Retired Chairman Beveridge & Diamond, P.C. 7825 Orchid Street, NW Washington, DC 20012

Name	Address

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue, NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2022
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operating Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President, Chief Strategy Officer and Head of Retail and Institutional Investments
John M. Grogan	Executive Vice President & Chief Insurance Officer
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President-Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2022 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC JCAF VI CARRY LP(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NMC V Mezz Fund, LP(2)	Delaware	100.00
NMC VI Equity Fund, LP(2)	Delaware	100.00
NMC VI GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-MNO, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMPE I GP, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NorthWoods Phase III, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Seazen GP, LLC(2)	Delaware	100.00
Seazen Rocky Point, LP(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
Wysh Insurance Agency, LLC(2)	Delaware	100.00
Wysh Life and Health Insurance Company, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2022, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 29. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 30. Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS also acts as the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2022, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Quentin Doll	Vice President, Risk Product Line Lead
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Julie K. Flaa	Vice President, Distribution Planning
Betsy Heisler	Vice President, Risk Products
Tom Hendricks	Vice President, IPS Qualified Programs

Name	Position
Dean Hopp	Vice President, IPS Investment Programs
Madhusudan Kotian	Chief Technology Officer
Abim Kolawole	Vice President, Promoting and Integration
Susan Limbach	Assistant Treasurer
Mark McNulty	NMIS Anti-Money Laundering Officer
Alyssa Meyer	Senior Director IPS Oversight and Controls
Blaire Puls	Variable Investment Product Consultant
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Justin Stipan	Senior Director Training and Implementation
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Jarod Ward	Treasurer
Becki Williams	Vice President, Advanced Markets
Kamilah Williams-Kemp	Vice President, New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $555,779 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.
Item 31. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 32. Management Services
There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 33. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable adjustable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 27, 2022.
Northwestern Mutual Variable Life Account
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 27, 2022.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Dale E. Jones*	Trustee
Dale E. Jones
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-6
POST-EFFECTIVE AMENDMENT NO. 36 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
Northwestern Mutual Variable Life Account
Exhibit	Description
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith